Not FDIC or NCUA Insured
No Financial Institution Guarantee
May Lose Value
BLANKK
FIRST QUARTER REPORT
July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund

Portfolio of Investments
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Total Return Bond Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities 15.3%
Federal Home Loan Mortgage Corp. REMICS
(a)
Series 5460  Class FN
30 day USD SOFR Average + 1.100%
Floor 1.100%
10/25/2054 4.716% 20,610,535 20,696,843
Series 5462  Class FA
30 day USD SOFR Average + 1.100%
Floor 1.100%
10/25/2054 4.716% 18,803,431 18,863,357
Series 5513  Class MQ
30 day USD SOFR Average + 3.950%
06/25/2054 7.566% 11,239,215 11,261,132
Series 5513  Class MU
30 day USD SOFR Average + 3.950%
11/25/2054 7.566% 22,578,215 22,613,795
Series 5518  Class FC
30 day USD SOFR Average + 1.320%
Floor 1.320%
03/25/2055 4.936% 11,706,627 11,826,383
Series 5534  Class FD
30 day USD SOFR Average + 1.250%
Floor 1.250%
05/25/2055 4.866% 12,296,814 12,356,151
Series 5542  Class F
30 day USD SOFR Average + 4.300%
05/25/2055 7.916% 6,763,248 6,802,866
Series 5560  Class MB
30 day USD SOFR Average + 4.600%
06/25/2055 8.216% 11,740,293 11,799,928
Series 5563  Class FT
30 day USD SOFR Average + 1.350%
Floor 1.350%
08/25/2055 4.966% 17,032,567 17,203,080
Series 5573  Class F
30 day USD SOFR Average + 4.300%
09/25/2055 7.916% 7,043,979 7,073,151
Series 5668  Class FL
30 day USD SOFR Average + 1.450%
Floor 1.450%
06/25/2056
5.066% 28,604,072 28,660,893
Federal Home Loan Mortgage Corp. REMICS
(a),(b)
Series 3922  Class SH
-1.0 x 30 day USD SOFR Average + 5.786%
09/15/2041 2.160% 126,226 8,583
Series 4097  Class ST
-1.0 x 30 day USD SOFR Average + 5.936%
08/15/2042 2.310% 450,793 44,217
Series 4620  Class AS
30-day Average SOFR + 0.554%
11/15/2042 2.005% 355,172 16,961
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 4703  Class SA
-1.0 x 30 day USD SOFR Average + 6.036%
07/15/2047 2.410% 14,293,368 1,364,202
Series 4903  Class SA
-1.0 x 30 day USD SOFR Average + 5.936%
08/25/2049 2.319% 7,265,404 666,697
Series 4920  Class SA
-1.0 x 30 day USD SOFR Average + 5.936%
10/25/2049 2.319% 25,760,292 2,166,242
Series 4979  Class KS
-1.0 x 30 day USD SOFR Average + 5.936%
06/25/2048 2.319% 3,886,756 398,677
Series 5326  Class SE
-1.0 x 30 day USD SOFR Average + 5.950%
08/25/2053 2.334% 15,872,258 1,107,722
Series 5345  Class SE
-1.0 x 30 day USD SOFR Average + 5.886%
01/15/2048 2.260% 22,026,432 1,869,159
Series 5362  Class S
-1.0 x 30 day USD SOFR Average + 5.936%
05/15/2049 2.310% 19,042,680 1,823,224
Series 5564  Class NS
-1.0 x 30 day USD SOFR Average + 5.800%
08/25/2055
2.184% 55,500,815 4,082,390
Federal Home Loan Mortgage Corp. REMICS
(b)
Series 4176  Class BI
03/15/2043 3.500% 528,234 58,926
Series 5034  Class GI
11/25/2050 2.500% 15,282,276 2,433,999
Series 5078  Class TI
02/25/2051 2.500% 20,761,382 3,109,860
Series 5152  Class XI
11/25/2050 2.500% 32,293,130 4,415,440
Series 5187  Class IK
01/25/2052 3.000% 18,572,695 2,947,823
Series 5287  Class NI
05/25/2051
3.500% 16,991,557 3,370,026
Federal Home Loan Mortgage Corp. STACR Debt Notes
(a)
30-day Average SOFR
06/24/2033
0.166% 5,236,435 5,140,242
Federal Home Loan Mortgage Corp. STACR Debt Notes
(a),(c)
30-day Average SOFR + 0.114%
04/25/2033
0.184% 6,054,845 5,888,937
Federal Home Loan Mortgage Corp. STACR REMICS Trust
(a),(c)
Series 2021-DNA5  Class M2
30 day USD SOFR Average + 1.650%
01/25/2034 5.266% 572,756 573,671
Series 2022-HQA1  Class M2
30 day USD SOFR Average + 5.250%
03/25/2042
8.866% 5,132,000 5,266,706

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Federal Home Loan Mortgage Corp. STACR Single Seller Risk
Transfer Debt Notes
(b),(c)
Series 2019-CS03  Class IO
10/25/2029
0.270% 729,152,543 4,688,232
Federal Home Loan Mortgage Corp. STACR Single Seller Risk
Transfer Debt Notes
(a),(c)
Series 2019-CS03  Class B2
30 day USD SOFR Average + 0.114%
10/25/2032
3.731% 9,613,737 9,545,227
Federal Home Loan Mortgage Corp. STRIPS
(a),(b)
Series 278  Class S1
-1.0 x 30 day USD SOFR Average + 5.936%
09/15/2042 2.310% 550,798 43,589
Series 309  Class S4
-1.0 x 30 day USD SOFR Average + 5.856%
08/15/2043
2.230% 276,190 22,379
Federal National Mortgage Association REMICS
(a),(b)
Series 2013-101  Class CS
-1.0 x 30 day USD SOFR Average + 5.786%
10/25/2043 2.169% 1,433,320 115,073
Series 2013-26  Class SE
-1.0 x 30 day USD SOFR Average + 6.036%
04/25/2043 2.419% 11,202,227 882,604
Series 2014-93  Class ES
-1.0 x 30 day USD SOFR Average + 6.036%
01/25/2045 2.419% 891,658 86,911
Series 2016-31  Class VS
-1.0 x 30 day USD SOFR Average + 5.886%
06/25/2046 2.269% 615,030 56,118
Series 2016-53  Class KS
-1.0 x 30 day USD SOFR Average + 5.886%
08/25/2046 2.269% 2,900,871 277,160
Series 2016-57  Class SA
-1.0 x 30 day USD SOFR Average + 5.886%
08/25/2046 2.269% 5,973,107 522,018
Series 2017-109  Class SA
-1.0 x 30 day USD SOFR Average + 6.036%
01/25/2048 2.419% 2,972,466 282,033
Series 2017-20  Class SA
-1.0 x 30 day USD SOFR Average + 5.986%
04/25/2047 2.369% 2,741,024 270,054
Series 2017-54  Class NS
-1.0 x 30 day USD SOFR Average + 6.036%
07/25/2047 2.419% 2,594,225 291,572
Series 2017-54  Class SN
-1.0 x 30 day USD SOFR Average + 6.036%
07/25/2047 2.419% 5,193,775 553,133
Series 2018-66  Class SM
-1.0 x 30 day USD SOFR Average + 6.086%
09/25/2048 2.469% 3,440,844 349,564
Series 2018-67  Class MS
-1.0 x 30 day USD SOFR Average + 6.086%
09/25/2048 2.469% 2,642,407 278,001
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2018-74  Class SA
-1.0 x 30 day USD SOFR Average + 6.036%
10/25/2048 2.419% 4,372,781 416,429
Series 2019-25  Class SA
-1.0 x 30 day USD SOFR Average + 5.936%
06/25/2049 2.319% 16,035,825 1,446,529
Series 2019-33  Class SB
-1.0 x 30 day USD SOFR Average + 5.936%
07/25/2049 2.319% 10,665,172 987,885
Series 2019-42  Class SA
-1.0 x 30 day USD SOFR Average + 5.936%
08/25/2049 2.319% 18,697,316 1,699,635
Series 2019-60  Class SH
-1.0 x 30 day USD SOFR Average + 5.936%
10/25/2049 2.319% 6,938,152 630,174
Series 2019-67  Class SE
-1.0 x 30 day USD SOFR Average + 5.936%
11/25/2049 2.319% 5,918,130 613,125
Series 2022-27  Class SJ
-1.0 x 30 day USD SOFR Average + 6.100%
06/25/2052 2.484% 20,564,125 1,677,778
Series 2023-46  Class SC
-1.0 x 30 day USD SOFR Average + 5.886%
06/25/2050 2.269% 29,111,953 2,628,547
Series 2023-57  Class SA
-1.0 x 30 day USD SOFR Average + 5.886%
02/25/2050 2.269% 34,971,885 3,660,175
Series 2023-65  Class S
-1.0 x 30 day USD SOFR Average + 5.886%
03/25/2050 2.269% 15,034,216 1,435,538
Series 2025-102  Class SC
-1.0 x 30 day USD SOFR Average + 6.020%
12/25/2055 2.404% 33,500,078 2,891,194
Series 2025-52  Class AS
-1.0 x 30 day USD SOFR Average + 5.100%
07/25/2055 1.484% 66,701,372 3,030,070
Series 2025-52  Class SA
-1.0 x 30 day USD SOFR Average + 5.100%
07/25/2055 1.484% 39,637,346 1,832,859
Series 2025-87  Class SA
-1.0 x 30 day USD SOFR Average + 5.900%
10/25/2055 2.284% 40,812,012 3,022,248
Series 2026-36  Class SN
-1.0 x 30 day USD SOFR Average + 5.600%
05/25/2056
1.984% 37,507,047 2,771,636
Federal National Mortgage Association REMICS
Series 2017-72  Class B
09/25/2047
3.000% 3,385,548 3,100,487
Federal National Mortgage Association REMICS
(a)
Series 2022-60  Class FA
30 day USD SOFR Average + 0.700%
Floor 0.700%
09/25/2052 4.316% 22,110,391 21,779,367

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2025-10  Class FB
30 day USD SOFR Average + 0.850%
Floor 0.850%
02/25/2055 4.466% 9,586,272 9,491,207
Series 2025-15  Class ME
30 day USD SOFR Average + 3.300%
04/25/2055 6.916% 11,370,358 11,267,624
Series 2025-86  Class FH
30 day USD SOFR Average + 0.850%
Floor 0.850%
09/25/2055
4.466% 27,204,278 27,000,332
Government National Mortgage Association REMICS
(a),(b)
Series 2015-110  Class MS
-1.0 x 1 mo. USD Term SOFR + 5.596%
08/20/2045 1.926% 9,163,110 714,779
Series 2016-120  Class NS
-1.0 x 1 mo. USD Term SOFR + 5.986%
09/20/2046 2.316% 16,596,686 1,881,375
Series 2017-130  Class GS
-1.0 x 1 mo. USD Term SOFR + 6.086%
08/20/2047 2.416% 7,829,294 879,468
Series 2017-130  Class HS
-1.0 x 1 mo. USD Term SOFR + 6.086%
08/20/2047 2.416% 3,349,354 329,054
Series 2017-134  Class SD
-1.0 x 1 mo. USD Term SOFR + 6.086%
09/20/2047 2.416% 12,302,612 1,514,373
Series 2017-149  Class BS
-1.0 x 1 mo. USD Term SOFR + 6.086%
10/20/2047 2.416% 4,096,300 468,231
Series 2017-153  Class SE
-1.0 x 1 mo. USD Term SOFR + 6.086%
10/20/2047 2.416% 15,694,675 1,736,967
Series 2017-163  Class SA
-1.0 x 1 mo. USD Term SOFR + 6.086%
11/20/2047 2.416% 1,758,673 179,514
Series 2017-37  Class SB
-1.0 x 1 mo. USD Term SOFR + 6.036%
03/20/2047 2.366% 2,452,669 284,966
Series 2018-103  Class SA
-1.0 x 1 mo. USD Term SOFR + 6.086%
08/20/2048 2.416% 2,328,091 236,981
Series 2018-112  Class LS
-1.0 x 1 mo. USD Term SOFR + 6.086%
08/20/2048 2.416% 2,875,975 293,368
Series 2018-125  Class SK
-1.0 x 1 mo. USD Term SOFR + 6.136%
09/20/2048 2.466% 3,799,575 324,837
Series 2018-134  Class KS
-1.0 x 1 mo. USD Term SOFR + 6.086%
10/20/2048 2.416% 3,056,304 297,250
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2018-139  Class SC
-1.0 x 1 mo. USD Term SOFR + 6.036%
10/20/2048 2.366% 2,140,018 207,976
Series 2018-148  Class HS
-1.0 x 1 mo. USD Term SOFR + 6.086%
11/20/2045 2.416% 17,360,483 1,666,032
Series 2018-148  Class SB
-1.0 x 1 mo. USD Term SOFR + 6.086%
01/20/2048 2.416% 5,828,140 674,424
Series 2018-151  Class SA
-1.0 x 1 mo. USD Term SOFR + 6.036%
11/20/2048 2.366% 4,887,578 487,847
Series 2018-89  Class MS
-1.0 x 1 mo. USD Term SOFR + 6.086%
06/20/2048 2.416% 2,929,355 313,379
Series 2018-89  Class SM
-1.0 x 1 mo. USD Term SOFR + 6.086%
06/20/2048 2.416% 4,004,653 359,937
Series 2018-91  Class DS
-1.0 x 1 mo. USD Term SOFR + 6.086%
07/20/2048 2.416% 3,034,799 293,909
Series 2019-20  Class JS
-1.0 x 1 mo. USD Term SOFR + 5.886%
02/20/2049 2.216% 4,713,216 438,588
Series 2019-5  Class SH
-1.0 x 1 mo. USD Term SOFR + 6.036%
01/20/2049 2.366% 3,286,237 316,248
Series 2019-56  Class SG
-1.0 x 1 mo. USD Term SOFR + 6.036%
05/20/2049 2.366% 3,590,994 348,061
Series 2019-59  Class KS
-1.0 x 1 mo. USD Term SOFR + 5.936%
05/20/2049 2.266% 3,635,914 353,784
Series 2019-6  Class SD
-1.0 x 1 mo. USD Term SOFR + 5.986%
01/20/2049 2.316% 15,318,122 1,456,090
Series 2019-85  Class SC
-1.0 x 1 mo. USD Term SOFR + 6.036%
07/20/2049 2.366% 3,132,812 234,434
Series 2019-90  Class SD
-1.0 x 1 mo. USD Term SOFR + 6.036%
07/20/2049 2.366% 5,195,915 580,978
Series 2020-21  Class VS
-1.0 x 1 mo. USD Term SOFR + 5.936%
02/20/2050 2.266% 2,591,364 280,194
Series 2020-61  Class SW
-1.0 x 1 mo. USD Term SOFR + 5.936%
08/20/2049 2.266% 19,523,144 1,866,547
Series 2020-62  Class SG
-1.0 x 1 mo. USD Term SOFR + 6.036%
05/20/2050 2.366% 4,575,818 459,488

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2021-116  Class YS
-1.0 x 1 mo. USD Term SOFR + 6.086%
09/20/2050 2.416% 20,046,688 2,313,193
Series 2022-135  Class SE
-1.0 x 30 day USD SOFR Average + 6.050%
08/20/2052 2.429% 42,824,397 3,594,599
Series 2022-18  Class SL
-1.0 x 30 day USD SOFR Average + 6.300%
01/20/2052 2.679% 17,992,560 2,326,850
Series 2022-207  Class SC
-1.0 x 1 mo. USD Term SOFR + 5.986%
01/20/2050 2.316% 31,171,041 3,031,066
Series 2022-63  Class GS
-1.0 x 30 day USD SOFR Average + 5.500%
04/20/2052 1.879% 23,302,694 1,865,138
Series 2022-81  Class SK
-1.0 x 1 mo. USD Term SOFR + 6.086%
08/20/2047 2.416% 16,056,254 1,507,647
Series 2023-101  Class SE
-1.0 x 30 day USD SOFR Average + 6.000%
07/20/2053 2.379% 14,749,733 748,543
Series 2023-132  Class SB
-1.0 x 30 day USD SOFR Average + 6.500%
09/20/2053 2.879% 32,496,121 2,651,248
Series 2023-141  Class SN
-1.0 x 1 mo. USD Term SOFR + 5.936%
04/20/2049 2.266% 29,016,951 2,764,683
Series 2023-17  Class SY
-1.0 x 1 mo. USD Term SOFR + 5.936%
05/20/2050 2.266% 29,770,153 2,556,720
Series 2023-66  Class AS
-1.0 x 1 mo. USD Term SOFR + 5.986%
09/20/2049 2.316% 25,850,076 2,559,204
Series 2024-30  Class XH
-1.0 x 30 day USD SOFR Average + 5.850%
02/20/2054 2.229% 28,956,509 2,102,859
Series 2024-51  Class SA
-1.0 x 30 day USD SOFR Average + 6.000%
03/20/2054 2.379% 23,119,469 1,788,661
Series 2024-59  Class JS
-1.0 x 30 day USD SOFR Average + 7.150%
04/20/2054 3.529% 34,542,788 3,322,653
Series 2024-59  Class SW
-1.0 x 30 day USD SOFR Average + 5.450%
04/20/2054 1.829% 22,012,251 1,260,457
Series 2024-64  Class KS
-1.0 x 30 day USD SOFR Average + 5.450%
04/20/2054 1.829% 49,247,375 3,113,710
Series 2024-92  Class DS
-1.0 x 30 day USD SOFR Average + 5.950%
05/20/2054 2.329% 15,189,233 1,213,910
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2025-150  Class MS
-1.0 x 30 day USD SOFR Average + 4.350%
09/20/2055 0.729% 182,126,208 4,136,469
Series 2025-156  Class SL
-1.0 x 30 day USD SOFR Average + 6.000%
09/20/2055 2.379% 33,455,445 2,802,429
Series 2025-194  Class SL
-1.0 x 30 day USD SOFR Average + 6.080%
11/20/2055 2.459% 38,585,811 3,623,285
Series 2025-41  Class HS
-1.0 x 30 day USD SOFR Average + 5.340%
03/20/2055 1.719% 31,449,079 1,745,660
Series 2026-28  Class SB
-1.0 x 30 day USD SOFR Average + 5.700%
01/20/2056 2.079% 32,161,619 2,167,873
Series 2026-88  Class SM
-1.0 x 30 day USD SOFR Average + 6.200%
05/20/2056
2.579% 46,108,843 4,331,617
Government National Mortgage Association REMICS
(a)
Series 2025-39  Class M
30 day USD SOFR Average + 4.000%
03/20/2055 7.621% 11,108,505 10,764,185
Series 2026-106  Class M
30 day USD SOFR Average + 2.910%
06/20/2056 6.531% 4,991,187 4,724,201
Series 2026-121  Class MT
30 day USD SOFR Average + 4.227%
07/20/2056
7.863% 11,561,511 11,183,998
Government National Mortgage Association REMICS
(b)
Series 2014-184  Class CI
11/16/2041 3.500% 2,211,394 197,227
Series 2020-175  Class KI
11/20/2050 2.500% 18,476,573 2,719,033
Series 2020-189  Class HI
12/20/2050 3.000% 22,311,857 3,812,706
Series 2020-191  Class UG
12/20/2050 3.500% 11,833,847 1,922,862
Series 2021-119  Class QI
07/20/2051 3.000% 16,423,987 2,675,835
Series 2021-140  Class IJ
08/20/2051 3.000% 27,158,679 4,592,842
Series 2021-16  Class KI
01/20/2051 2.500% 16,431,135 2,350,876
Series 2021-89  Class IO
05/20/2051 3.000% 17,539,835 3,085,117
Series 2021-97  Class IQ
06/20/2051
2.500% 9,946,274 1,307,014
1 1 1 1 1
Total Agency Collateralized Mortgage Obligation Securities
(Cost $ 485,031,441) 461,901,239

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Mortgage-Backed Securities 23.8%
Federal Home Loan Mortgage Corp.
12/01/2046 3.500% 3,800,743 3,469,478
12/01/2051 2.500% 15,675,480 13,042,068
03/01/2052 2.000% 23,531,695 18,378,566
05/01/2052 3.000% 26,156,647 22,368,029
05/01/2052 3.000% 15,482,161 13,404,356
09/01/2052 5.000% 11,415,692 11,136,313
12/01/2052 5.000% 10,367,499 10,230,115
02/01/2053 4.500% 20,088,783 19,090,032
05/01/2053 4.500% 30,732,020 29,022,804
12/01/2053 5.500% 15,456,450 15,493,463
12/01/2053
6.000% 17,417,637 17,908,828
Federal Home Loan Mortgage Corp.
(d)
09/01/2049 3.000% 3,493,749 3,026,000
10/01/2053 5.000% 13,081,746 12,827,803
11/01/2054
5.000% 23,976,940 23,438,268
Federal National Mortgage Association
(a)
6 mo. USD RFUCCT + 1.415%
Floor 1.415%
06/01/2032 5.540% 1,703 1,718
1 yr. CMT + 2.305%
Floor 2.305%
07/01/2037
6.055% 40,203 41,536
Federal National Mortgage Association
08/01/2043 4.000% 2,040,727 1,953,119
05/01/2044 4.000% 2,524,142 2,393,355
02/01/2048 4.000% 2,009,020 1,866,438
04/01/2049 3.000% 2,620,442 2,272,234
09/01/2049 3.000% 3,384,823 2,931,657
04/01/2051 3.000% 11,972,119 10,356,625
10/01/2051 4.000% 8,722,669 8,099,768
01/01/2052 2.500% 22,291,716 18,517,086
04/01/2052 2.500% 18,673,152 15,345,686
04/01/2052 3.000% 13,321,399 11,527,928
04/01/2052 4.000% 30,406,831 27,915,141
05/01/2052 3.500% 41,677,962 37,010,409
05/01/2052 3.500% 22,193,086 20,032,781
07/01/2052 4.000% 14,668,040 13,680,107
09/01/2052 5.000% 15,641,527 15,307,052
09/01/2053 5.000% 10,577,292 10,373,040
10/01/2053 5.500% 16,710,484 16,750,498
Series 2024
08/01/2054
5.500% 21,172,478 21,251,013
Federal National Mortgage Association
(d)
01/01/2052
3.000% 16,598,775 14,283,609
Government National Mortgage Association
04/20/2048
4.500% 2,482,414 2,375,595
Government National Mortgage Association, TBA
(e)
08/01/2056 4.000% 36,000,000 32,562,530
08/01/2056 4.500% 50,000,000 46,857,328
08/01/2056
5.000% 25,000,000 24,186,804
Uniform Mortgage-Backed Security, TBA
(e)
08/01/2041 3.000% 32,000,000 29,874,958
08/01/2056 3.500% 40,000,000 35,479,687
08/01/2056 5.500% 52,500,000 51,954,274
08/01/2056
6.000% 31,000,000 31,341,363
1 1 1 1 1
Total Agency Mortgage-Backed Securities
(Cost $ 742,042,417) 719,379,462
Issuer . Shares
.
Value ($)
Common Stocks 0.0%
Industrials 0.0%
Household Durables 0.0%
Luxco Co. Ltd.
(f)
11,045 215,152
Passenger Airlines 0.0%
United Airlines Holdings, Inc.
(f)
1,493 181,146
Total Industrials 396,298
Total Common Stocks
(Cost $ 53,241) 396,298
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds 21.0%
Advertising 0.1%
Clear Channel Outdoor Holdings, Inc.
(c)
02/15/2031 7.125% 412,000 424,946
03/15/2033 7.500% 202,000 212,008
Neptune Bidco U.S., Inc.
(c)
04/15/2029 9.290% 416,000 423,873
05/15/2031 10.375% 267,000 279,577
Outfront Media Capital LLC/Outfront Media Capital Corp.
(c)
02/15/2031 7.375% 123,000 127,344
06/15/2034 6.000% 194,000 191,632
Total 1,659,380
Aerospace & Defense 1.3%
ATI, Inc.
10/01/2031 5.125% 308,000 300,762
06/15/2033 5.875% 120,000 120,740
BAE Systems PLC
(c)
03/26/2029 5.125% 3,378,000 3,410,388
02/15/2031 1.900% 3,350,000 2,934,759
Boeing Co.
08/01/2059 3.950% 9,364,000 6,273,937
L3Harris Technologies, Inc.
07/31/2033 5.400% 2,169,000 2,180,917
Northrop Grumman Corp.
02/01/2027 3.200% 1,570,000 1,561,519
02/01/2029 4.600% 6,214,000 6,204,991
RTX Corp.
03/15/2027 3.500% 8,323,000 8,279,240
03/15/2032 2.375% 3,256,000 2,848,418
TransDigm, Inc.
(c)
08/15/2028 6.750% 279,000 281,176
03/01/2029 6.375% 955,000 966,354
01/15/2033 6.000% 399,000 398,762
05/31/2033 6.375% 426,000 425,890
01/31/2034 6.750% 568,000 576,834
07/31/2034 6.125% 148,000 146,295
Total 36,910,982

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Apparel 0.0%
Beach Acquisition Bidco LLC
(c),(g)
10.00% Cash or 10.75% PIK
07/15/2033 10.000% 460,238 494,177
Wolverine World Wide, Inc.
(c)
08/15/2029 4.000% 79,000 74,503
Total 568,680
Auto Manufacturers 0.0%
Nissan Motor Acceptance Co. LLC
(c)
09/30/2030 6.125% 144,000 140,604
Nissan Motor Co. Ltd.
(c)
07/17/2032 7.750% 206,000 212,777
07/17/2035 8.125% 328,000 345,575
Total 698,956
Auto Parts & Equipment 0.2%
American Axle & Manufacturing, Inc.
(c)
10/15/2032 6.375% 265,000 263,618
10/15/2033 7.750% 1,069,000 1,052,056
Clarios Global LP/Clarios U.S. Finance Co.
(c)
02/15/2030 6.750% 205,000 210,393
09/15/2032 6.750% 208,000 210,762
Goodyear Tire & Rubber Co.
07/15/2032 8.875% 230,000 235,839
IHO Verwaltungs GmbH
(c),(g)
8.00% Cash or 8.75% PIK
11/15/2032 8.000% 274,000 287,776
IHO Verwaltungs GmbH
(c)
05/15/2033 7.375% 227,000 235,415
ZF North America Capital, Inc.
(c)
04/14/2030 7.125% 173,000 174,197
03/24/2031 7.500% 608,000 611,313
04/23/2032 6.875% 725,000 711,435
Total 3,992,804
Banks 4.3%
Bank of America Corp.
(h)
04/23/2032 4.695% 24,905,000 24,438,776
07/21/2032 2.299% 6,150,000 5,383,852
02/04/2033 2.972% 11,590,000 10,344,766
Goldman Sachs Group, Inc.
(h)
06/03/2037 5.425% 6,206,000 6,063,266
07/21/2037 5.655% 7,226,000 7,190,607
HSBC Holdings PLC
(h)
03/10/2037 5.279% 12,087,000 11,693,057
JPMorgan Chase & Co.
(h)
07/22/2030 4.995% 1,618,000 1,620,838
04/23/2032 4.622% 31,620,000 30,938,264
Morgan Stanley
(h)
04/16/2032 4.809% 5,205,000 5,106,528
07/14/2032 5.170% 7,524,000 7,496,085
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
09/16/2036 2.484% 5,797,000 4,973,112
01/30/2037 5.073% 827,000 790,350
04/10/2037 5.296% 2,122,000 2,060,785
07/17/2037 5.605% 3,617,000 3,596,116
PNC Financial Services Group, Inc.
(h)
10/20/2034 6.875% 1,450,000 1,572,397
Royal Bank of Canada
(h)
08/06/2031 4.696% 1,052,000 1,038,252
05/03/2032 4.612% 3,690,000 3,612,280
Wells Fargo & Co.
(h)
05/20/2032 4.844% 4,738,000 4,674,609
Total 132,593,940
Beverages 0.9%
Bacardi Ltd.
(c)
05/15/2028 4.700% 1,286,000 1,280,118
05/15/2048 5.300% 5,492,000 4,742,957
Bacardi Ltd./Bacardi-Martini BV
(c)
06/15/2033 5.400% 13,206,000 12,941,577
Bacardi-Martini BV
(c)
02/01/2035 6.000% 3,936,000 3,964,406
Constellation Brands, Inc.
08/01/2029 3.150% 2,144,000 2,041,761
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
(c)
04/30/2029 4.375% 294,000 285,415
Total 25,256,234
Biotechnology 0.1%
Amgen, Inc.
03/02/2063 5.750% 3,020,000 2,786,001
1 1 1 1 2,786,001
Building Materials 0.2%
Carrier Global Corp.
02/15/2030 2.722% 4,758,000 4,419,236
CP Atlas Buyer, Inc.
(c)
07/15/2030 9.750% 252,000 226,771
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
(c)
07/15/2031 6.750% 270,000 277,209
JH North America Holdings, Inc.
(c)
01/31/2031 5.875% 133,000 132,837
Quikrete Holdings, Inc.
(c)
03/01/2032 6.375% 727,000 735,801
03/01/2033 6.750% 640,000 648,421
Standard Building Solutions, Inc.
(c)
08/15/2032 6.500% 274,000 274,930
Total 6,715,205
Chemicals 0.4%
Ashland, Inc.
(c)
09/01/2031 3.375% 539,000 490,715
Celanese U.S. Holdings LLC
04/15/2030 6.500% 85,000 86,149

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
02/15/2031 7.000% 123,000 126,276
07/15/2032 7.379% 108,000 112,960
04/15/2033 6.750% 139,000 141,820
11/15/2033 7.700% 133,000 141,174
02/15/2034 7.375% 198,000 203,709
FMC Corp.
05/18/2033 5.650% 8,000 7,150
10/01/2049 4.500% 261,000 168,413
FMC Corp.
(h)
11/01/2055 8.450% 15,000 11,265
INEOS Finance PLC
(c)
05/15/2028 6.750% 246,000 245,509
04/15/2029 7.500% 1,699,000 1,671,926
INEOS Quattro Finance 2 PLC
(c)
03/15/2029 9.625% 564,000 500,653
Innophos Holdings, Inc.
(c)
06/15/2029 11.500% 603,047 568,090
Olympus Water U.S. Holding Corp.
(c)
10/01/2028 4.250% 449,000 433,672
10/01/2029 6.250% 217,000 214,107
06/15/2031 7.250% 459,000 464,436
08/01/2032 6.750% 687,000 668,914
02/15/2033 7.250% 2,055,000 2,012,793
Tronox, Inc.
(c)
03/15/2029 4.625% 217,000 134,011
WR Grace Holdings LLC
(c)
08/15/2029 5.625% 821,000 753,918
03/01/2031 7.375% 341,000 338,603
08/15/2032 6.625% 1,078,000 1,026,317
08/01/2033 7.000% 224,000 214,872
Total 10,737,452
Commercial Services 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
(c)
02/15/2031 8.000% 352,000 351,413
06/15/2032 8.375% 211,000 210,222
Block, Inc.
06/01/2031 3.500% 214,000 195,275
05/15/2032 6.500% 421,000 425,691
Block, Inc.
(c)
08/15/2030 5.625% 327,000 325,425
08/15/2033 6.000% 255,000 253,080
Carrix, Inc.
(c)
08/01/2033 6.125% 380,000 378,322
Clarivate Science Holdings Corp.
(c)
07/01/2029 4.875% 764,000 704,267
DP World Ltd.
(c)
09/25/2048 5.625% 3,620,000 3,166,400
ERAC USA Finance LLC
(c)
05/01/2028 4.600% 2,498,000 2,496,575
04/30/2031 4.700% 714,000 704,819
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
04/30/2036 5.250% 415,000 405,933
Herc Holdings, Inc.
(c)
03/15/2031 5.750% 139,000 137,676
06/15/2033 7.250% 688,000 709,917
03/15/2034 6.000% 388,000 380,943
ION Platform Finance U.S., Inc.
(c)
09/30/2032 7.875% 280,000 221,264
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
(c)
08/15/2032 6.750% 739,000 739,797
Synergy Infrastructure Holdings LLC
(c)
12/01/2030 7.875% 575,000 601,230
07/15/2034 7.000% 495,000 499,226
WEX, Inc.
(c)
03/15/2033 6.500% 286,000 284,814
Williams Scotsman, Inc.
(c)
08/15/2028 4.625% 215,000 212,536
06/15/2029 6.625% 173,000 175,994
04/15/2030 6.625% 277,000 283,254
Total 13,864,073
Computers 0.1%
Amentum Holdings, Inc.
(c)
08/01/2032 7.250% 728,000 747,790
CACI International, Inc.
(c)
06/15/2033 6.375% 442,000 445,326
Everforth, Inc.
(c)
05/15/2028 4.625% 584,000 559,233
McAfee Corp.
(c)
02/15/2030 7.375% 1,626,000 1,378,126
NCR Voyix Corp.
(c)
04/15/2029 5.125% 112,000 108,792
Science Applications International Corp.
(c)
11/01/2033 5.875% 288,000 281,882
Total 3,521,149
Cosmetics & Personal Care 0.0%
Opal Bidco SAS
(c)
03/31/2032 6.500% 279,000 280,859
Prestige Brands, Inc.
(c)
07/15/2034 6.250% 200,000 200,500
Total 481,359
Distribution & Wholesale 0.0%
Core & Main LP
(c)
07/01/2034 6.000% 207,000 205,912
1 1 1 1 205,912
Diversified Financial Services 0.3%
Aretec Group, Inc.
(c)
08/15/2030 10.000% 319,000 336,748
CrossCountry Intermediate HoldCo LLC
(c)
10/01/2030 6.500% 263,000 254,384

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
goeasy Ltd.
(c)
07/01/2029 7.625% 74,000 70,406
05/15/2030 6.875% 76,000 68,692
10/01/2030 7.375% 76,000 69,420
Hightower Holding LLC
(c)
04/15/2029 6.750% 285,000 284,101
01/31/2030 9.125% 336,000 349,859
Navient Corp.
03/15/2029 5.500% 138,000 132,421
03/15/2031 11.500% 134,000 141,479
OneMain Finance Corp.
11/15/2029 5.375% 40,000 39,082
03/15/2030 7.875% 257,000 266,261
09/15/2030 4.000% 499,000 457,847
11/15/2031 7.125% 102,000 103,390
03/15/2032 6.750% 512,000 510,417
09/15/2032 7.125% 506,000 511,689
03/15/2033 6.500% 61,000 59,563
09/15/2033 6.750% 203,000 199,876
Osaic Holdings, Inc.
(c)
08/01/2032 6.750% 352,000 353,087
08/01/2033 8.000% 557,000 564,620
Provident Funding Associates LP/PFG Finance Corp.
(c)
09/15/2029 9.750% 585,000 603,136
Rocket Cos., Inc.
(c)
08/01/2030 6.125% 273,000 275,172
08/01/2031 6.125% 264,000 265,192
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
(c)
10/15/2033 4.000% 399,000 352,516
United Wholesale Mortgage LLC
(c)
04/15/2029 5.500% 823,000 769,203
UWM Holdings LLC
(c)
02/01/2030 6.625% 375,000 347,953
03/15/2031 6.250% 788,000 703,350
WS Escrow LLC
(c)
06/01/2033 7.750% 701,000 725,039
Total 8,814,903
Electric 1.0%
AEP Texas, Inc.
Series H
01/15/2050 3.450% 2,140,000 1,395,424
Alpha Generation LLC
(c)
01/15/2034 6.250% 258,000 252,360
Clearway Energy Operating LLC
(c)
02/15/2031 3.750% 490,000 449,555
01/15/2032 3.750% 357,000 320,498
DTE Energy Co.
07/01/2027 4.950% 4,300,000 4,317,046
Duke Energy Corp.
09/01/2046 3.750% 8,515,000 6,078,321
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Edison International
11/15/2028 5.250% 4,406,000 4,410,128
Long Ridge Energy LLC
(c)
02/15/2032 8.750% 200,000 206,924
NRG Energy, Inc.
(c)
06/15/2029 5.250% 274,000 271,791
07/15/2029 5.750% 262,000 261,935
01/15/2034 5.750% 384,000 374,097
05/15/2034 5.875% 191,000 187,505
11/01/2034 6.250% 441,000 439,733
05/15/2036 6.125% 194,000 191,248
Pacific Gas & Electric Co.
07/01/2050 4.950% 4,195,000 3,383,286
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
(c)
05/21/2048 6.150% 4,445,000 4,052,870
PG&E Corp.
(h)
03/15/2055 7.375% 209,000 211,947
Talen Energy Supply LLC
(c)
02/01/2036 6.500% 453,000 447,179
Virginia Electric & Power Co.
03/15/2036 4.950% 3,516,000 3,346,259
XPLR Infrastructure Operating Partners LP
(c)
09/15/2027 4.500% 217,000 214,585
01/15/2031 8.375% 193,000 205,101
03/15/2033 8.625% 107,000 114,303
04/15/2034 7.750% 269,000 281,783
Total 31,413,878
Electrical Components & Equipment 0.0%
WESCO Distribution, Inc.
(c)
04/15/2031 5.250% 167,000 164,312
03/15/2032 6.625% 523,000 533,892
03/15/2033 6.375% 146,000 148,484
04/15/2034 5.500% 281,000 273,602
Total 1,120,290
Energy - Alternate Sources 0.0%
TerraForm Power Operating LLC
(c)
01/15/2030 4.750% 366,000 350,366
1 1 1 1 350,366
Entertainment 0.3%
Caesars Entertainment, Inc.
(c)
10/15/2029 4.625% 267,000 254,091
02/15/2030 7.000% 209,000 209,772
02/15/2032 6.500% 215,000 205,705
10/15/2032 6.000% 235,000 206,335
Light & Wonder International, Inc.
(c)
11/15/2029 7.250% 260,000 264,485
09/01/2031 7.500% 42,000 43,282
10/01/2033 6.250% 143,000 140,494
Penn Entertainment, Inc.
(c)
07/01/2029 4.125% 796,000 758,770

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance
Corp.
(c)
02/01/2033 6.625% 347,000 349,021
Scientific Games Holdings LP/Scientific Games U.S. FinCo,
Inc.
(c)
03/01/2030 6.625% 832,000 673,856
Six Flags Entertainment Corp.
(c)
05/15/2031 7.250% 713,000 698,939
Six Flags Entertainment Corp./Canada's Wonderland Co./
Magnum Management Corp.
10/01/2028 6.500% 447,000 447,247
Six Flags Entertainment Corp./Canada's Wonderland Co./
Millennium Operations LLC
(c)
01/15/2032 8.625% 822,000 831,384
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./
Canada's Wonderland Co.
(c)
05/01/2032 6.625% 254,000 255,778
Voyager Parent LLC
(c)
07/01/2032 9.250% 458,000 486,725
Total 5,825,884
Environmental Control 0.0%
GFL Environmental Holdings U.S., Inc.
(c)
02/01/2034 5.500% 40,000 37,002
Waste Pro USA, Inc.
(c)
02/01/2033 7.000% 690,000 701,858
Total 738,860
Food 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/
Albertsons LLC
(c)
03/31/2032 5.625% 217,000 206,425
Campbell's Co.
03/23/2035 4.750% 7,798,000 7,137,371
Chobani LLC/Chobani Finance Corp., Inc.
(c)
04/15/2034 6.375% 351,000 352,160
Mars, Inc.
(c)
03/01/2030 4.800% 3,461,000 3,449,100
03/01/2035 5.200% 2,880,000 2,838,965
Post Holdings, Inc.
(c)
02/15/2032 6.250% 203,000 204,153
03/01/2033 6.375% 169,000 166,501
10/15/2034 6.250% 451,000 438,432
03/15/2036 6.500% 165,000 160,940
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons
Pet Food, Inc./Simmons Feed
(c)
03/01/2029 4.625% 367,000 354,662
Tyson Foods, Inc.
06/02/2027 3.550% 9,260,000 9,194,854
Total 24,503,563
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
(c)
06/01/2030 9.500% 200,000 214,417
NiSource, Inc.
05/01/2030 3.600% 3,737,000 3,564,976
Total 3,779,393
Healthcare Products 0.5%
Abbott Laboratories
03/15/2036 4.650% 2,200,000 2,089,841
Avantor Funding, Inc.
(c)
11/01/2029 3.875% 225,000 214,585
Bausch & Lomb Corp.
(c)
10/01/2028 8.375% 398,000 408,763
GE HealthCare Technologies, Inc.
11/15/2027 5.650% 9,570,000 9,686,907
12/15/2028 4.150% 2,018,000 1,993,943
Total 14,394,039
Healthcare Services 1.2%
Acadia Healthcare Co., Inc.
(c)
03/15/2033 7.375% 534,000 551,408
Centene Corp.
10/15/2030 3.000% 1,343,000 1,208,562
CHS/Community Health Systems, Inc.
(c)
05/15/2030 5.250% 228,000 210,929
02/15/2031 4.750% 94,000 83,740
01/15/2032 10.875% 142,000 149,787
Concentra Health Services, Inc.
(c)
07/15/2032 6.875% 271,000 278,843
HCA, Inc.
09/01/2030 3.500% 16,702,000 15,743,296
HealthEquity, Inc.
(c)
10/01/2029 4.500% 587,000 569,403
LifePoint Health, Inc.
(c)
05/01/2034 7.000% 221,000 206,315
Select Medical Corp.
(c)
12/01/2032 6.250% 219,000 210,203
Star Parent, Inc.
(c)
10/01/2030 9.000% 588,000 618,056
Surgery Center Holdings, Inc.
(c)
04/15/2032 7.250% 564,000 565,470
Tenet Healthcare Corp.
05/15/2031 6.750% 463,000 472,419
Tenet Healthcare Corp.
(c)
11/15/2032 5.500% 506,000 498,385
11/15/2033 6.000% 379,000 380,421
UnitedHealth Group, Inc.
04/15/2031 4.900% 5,811,000 5,815,304
04/15/2034 5.000% 10,675,000 10,485,624

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
04/15/2054 5.375% 2,403,000 2,153,143
Total 40,201,308
Home Furnishings 0.0%
Whirlpool Corp.
06/15/2030 6.125% 108,000 98,215
06/15/2033 6.500% 113,000 95,733
Whirlpool Corp.
(c)
07/01/2031 7.500% 145,000 144,093
07/01/2034 7.875% 192,000 181,829
Total 519,870
Housewares 0.0%
Newell Brands, Inc.
05/15/2030 6.375% 214,000 216,205
05/15/2032 6.625% 143,000 144,556
Newell Brands, Inc.
(c)
06/01/2028 8.500% 70,000 73,083
Total 433,844
Insurance 0.6%
Acrisure LLC/Acrisure Finance, Inc.
(c)
02/01/2029 8.250% 390,000 373,886
08/01/2029 6.000% 2,091,000 1,888,236
11/06/2030 7.500% 793,000 767,348
07/01/2032 6.750% 668,000 614,455
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
(c)
10/01/2031 6.500% 165,000 164,956
10/01/2032 7.375% 4,052,000 4,076,167
AmWINS Group, Inc.
(c)
02/15/2029 6.375% 385,000 387,059
Ardonagh Finco Ltd.
(c)
02/15/2031 7.750% 1,791,000 1,817,554
Ardonagh Group Finance Ltd.
(c)
02/15/2032 8.875% 2,694,000 2,682,564
Asurion LLC/Asurion Co-Issuer, Inc.
(c)
02/01/2034 8.375% 278,000 253,352
Broadstreet Partners Group LLC
(c)
04/15/2029 5.875% 506,000 495,072
CRC Insurance Group LLC
(c)
06/01/2031 7.125% 2,464,000 2,460,658
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/
Howden U.S. Refinance LLC
(c)
02/15/2032 8.125% 475,000 441,678
HUB International Ltd.
(c)
12/01/2029 5.625% 252,000 251,760
01/31/2032 7.375% 1,574,000 1,609,338
Met Tower Global Funding
(c)
04/12/2029 5.250% 1,739,000 1,760,033
Total 20,044,116
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Internet 1.5%
Alphabet, Inc.
02/15/2036 4.800% 5,910,000 5,643,688
02/15/2046 5.500% 709,000 658,289
02/15/2056 5.650% 1,563,000 1,440,697
Amazon.com, Inc.
07/09/2046 6.000% 6,803,000 6,616,430
07/09/2056 6.100% 6,815,000 6,537,379
Arches Buyer, Inc.
(c)
12/01/2028 6.125% 639,000 626,207
Beignet Investor LLC
(c)
05/30/2049 6.581% 8,895,000 8,601,760
ION Platform Finance U.S., Inc./ION Platform Finance SARL
(c)
05/01/2028 5.000% 100,000 93,993
05/15/2028 5.750% 222,000 210,409
Match Group Holdings II LLC
(c)
10/01/2031 3.625% 245,000 218,612
Meta Platforms, Inc.
05/15/2046 6.200% 4,167,000 3,915,916
11/15/2055 5.625% 3,361,000 2,813,742
11/15/2065 5.750% 9,064,000 7,476,880
Snap, Inc.
(c)
03/01/2033 6.875% 370,000 361,621
03/15/2034 6.875% 592,000 574,133
Sopaipilla Investor LLC
(c)
11/30/2048 7.534% 2,956,000 3,063,621
Total 48,853,377
Investment Companies 0.2%
Blackstone Private Credit Fund
05/15/2031 5.950% 3,000,000 2,935,772
Gaci First Investment Co.
(c)
10/13/2032 5.250% 2,100,000 2,075,977
Total 5,011,749
Iron & Steel 0.0%
Carpenter Technology Corp.
(c)
03/01/2034 5.625% 360,000 355,000
Cleveland-Cliffs, Inc.
(c)
11/01/2029 6.875% 96,000 96,929
03/15/2032 7.000% 84,000 84,218
05/01/2033 7.375% 89,000 89,924
01/15/2034 7.625% 140,000 141,682
Total 767,753
Leisure Time 0.1%
Carnival Corp. Ltd.
(c)
02/15/2033 6.125% 313,000 313,082
NCL Corp. Ltd.
(c)
01/15/2031 5.875% 361,000 345,208
02/01/2032 6.750% 367,000 359,708

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
09/15/2033 6.250% 501,000 476,097
Sabre GLBL, Inc.
(c)
11/15/2029 10.750% 34,000 32,725
03/15/2030 10.750% 77,000 73,748
07/15/2030 11.125% 122,000 117,376
Viking Cruises Ltd.
(c)
10/15/2033 5.875% 528,000 522,271
Total 2,240,215
Lodging 0.0%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations
Borrower, Inc.
(c)
01/15/2032 6.625% 553,000 554,491
Marriott Ownership Resorts, Inc.
(c)
10/01/2033 6.500% 503,000 494,741
Travel & Leisure Co.
(c)
06/01/2031 6.250% 356,000 356,638
09/01/2033 6.125% 46,000 45,188
Total 1,451,058
Media 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
(c)
02/01/2028 5.000% 286,000 282,826
03/01/2030 4.750% 301,000 281,270
08/15/2030 4.500% 557,000 508,559
02/01/2031 4.250% 620,000 548,908
03/01/2031 7.375% 201,000 200,082
02/01/2032 4.750% 1,097,000 958,573
02/01/2033 7.000% 505,000 483,811
06/01/2033 4.500% 121,000 102,918
01/15/2034 4.250% 505,000 413,102
CCO Holdings LLC/CCO Holdings Capital Corp.
05/01/2032 4.500% 244,000 210,456
Charter Communications Operating LLC/Charter
Communications Operating Capital
12/01/2061 4.400% 3,576,000 2,132,138
06/30/2062 3.950% 4,132,000 2,260,336
Comcast Corp.
11/01/2056 2.937% 6,900,000 3,482,287
CSC Holdings LLC
(c)
02/01/2028 5.375% 332,000 192,280
01/31/2029 11.750% 320,000 183,262
02/01/2029 6.500% 338,000 191,970
01/15/2030 5.750% 266,000 57,238
12/01/2030 4.125% 243,000 136,577
12/01/2030 4.625% 291,000 61,444
02/15/2031 3.375% 36,000 20,185
Directv Financing LLC
(c)
02/01/2030 8.875% 153,000 155,973
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
(c)
06/01/2032 9.250% 279,000 285,573
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Discovery Global Holdings, Inc.
03/15/2032 4.279% 348,000 308,752
03/15/2042 5.050% 1,270,000 886,433
03/15/2052 5.141% 186,000 118,979
DISH DBS Corp.
(i)
07/01/2028 0.000% 301,000 288,421
06/01/2029 0.000% 426,000 385,752
DISH DBS Corp.
(c),(i)
12/01/2028 0.000% 605,000 583,187
EchoStar Corp.
11/30/2029 10.750% 530,419 573,671
EchoStar Corp.
(g)
6.75% Cash or 6.75% PIK
11/30/2030 6.750% 283,770 287,772
Gray Media, Inc.
(c)
11/15/2031 5.375% 163,000 120,597
07/15/2032 9.625% 384,000 387,944
08/15/2033 7.250% 141,000 139,383
iHeartCommunications, Inc.
(c)
05/01/2029 9.125% 254,752 236,479
McGraw-Hill Education, Inc.
(c)
08/01/2029 8.000% 140,000 138,958
Nexstar Media, Inc.
(c)
09/15/2033 6.500% 352,000 350,352
04/15/2034 7.250% 634,000 635,620
Paramount Global
05/19/2032 4.200% 165,000 140,072
07/01/2042 4.850% 96,000 62,001
03/15/2043 4.375% 218,000 133,028
09/01/2043 5.850% 185,000 130,978
05/19/2050 4.950% 89,000 53,745
Sirius XM Radio LLC
(c)
07/01/2030 4.125% 244,000 228,178
Univision Communications, Inc.
(c)
04/15/2033 8.875% 311,000 301,160
Virgin Media Finance PLC
(c)
07/15/2030 5.000% 390,000 239,933
VZ Secured Financing BV
(c)
01/15/2032 5.000% 482,000 395,269
Total 20,276,432
Mining 0.2%
Constellium SE
(c)
04/15/2029 3.750% 375,000 358,158
Corp. Nacional del Cobre de Chile
(c)
01/30/2037 5.529% 3,000,000 2,883,944
Hudbay Minerals, Inc.
(c)
04/01/2029 6.125% 524,000 525,899
Kaiser Aluminum Corp.
(c)
03/01/2034 5.875% 648,000 633,972

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Novelis Corp.
(c)
01/30/2030 4.750% 318,000 305,388
01/30/2030 6.875% 109,000 111,797
08/15/2031 3.875% 155,000 140,701
08/15/2033 6.375% 350,000 349,168
Total 5,309,027
Oil & Gas 1.3%
APA Corp.
02/15/2055 6.750% 2,470,000 2,467,990
BP Capital Markets America, Inc.
11/17/2027 5.017% 8,385,000 8,444,487
CNX Resources Corp.
(c)
03/01/2034 5.875% 416,000 402,940
Crescent Energy Finance LLC
(c)
04/01/2032 7.625% 380,000 384,162
04/15/2032 7.875% 128,000 130,372
01/15/2033 7.375% 314,000 315,456
01/15/2034 8.375% 75,000 77,361
Gazprom PJSC Via Gaz Capital SA
(c)
02/06/2028 4.950% 1,320,000 1,134,110
Hilcorp Energy I LP/Hilcorp Finance Co.
(c)
11/01/2028 6.250% 167,000 167,633
04/15/2032 6.250% 217,000 210,791
02/15/2035 7.250% 417,000 414,105
Matador Resources Co.
(c)
04/15/2033 6.250% 426,000 419,185
04/15/2034 6.000% 242,000 233,940
Nabors Industries, Inc.
(c)
01/31/2030 9.125% 267,000 279,440
11/15/2032 7.625% 276,000 281,438
Occidental Petroleum Corp.
10/01/2054 6.050% 4,117,000 3,975,238
Pertamina Persero PT
(c)
05/30/2044 6.450% 4,500,000 4,394,198
Petroleos Mexicanos
02/12/2048 6.350% 3,500,000 2,759,202
01/23/2050 7.690% 6,712,000 5,989,238
SM Energy Co.
(c)
11/01/2030 8.625% 109,000 114,436
07/01/2031 8.750% 399,000 417,304
08/01/2032 7.000% 487,000 494,724
06/15/2033 9.625% 456,000 501,584
04/15/2034 6.625% 383,000 380,744
Sunoco LP
(c)
05/01/2029 7.000% 301,000 307,556
07/15/2031 5.375% 347,000 340,631
05/01/2032 7.250% 299,000 308,687
07/01/2033 6.250% 496,000 497,184
Sunoco LP
(c),(h),(j)
09/18/2030 7.875% 679,000 696,064
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Transocean Aquila Ltd.
(c)
09/30/2028 8.000% 497,231 507,543
Transocean International Ltd.
(c)
05/15/2031 8.500% 272,000 283,735
Total 37,331,478
Oil & Gas Services 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
(c)
09/01/2032 6.625% 174,000 176,486
Archrock Services LP/Archrock Partners Finance Corp.
(c)
02/01/2034 6.000% 352,000 344,577
Kodiak Gas Services LLC
(c)
04/01/2031 5.875% 329,000 325,360
10/01/2033 6.500% 478,000 477,693
10/01/2035 6.750% 272,000 274,077
Oceaneering International, Inc.
(c)
07/15/2034 6.875% 200,000 204,668
USA Compression Partners LP/USA Compression Finance
Corp.
(c)
03/15/2029 7.125% 276,000 281,727
Total 2,084,588
Packaging & Containers 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal
Packaging Finance PLC
(c)
09/01/2029 4.000% 529,000 502,626
01/30/2031 6.250% 247,000 248,684
Clydesdale Acquisition Holdings, Inc.
(c)
04/15/2030 8.750% 435,000 415,854
04/15/2032 6.750% 337,000 321,038
Sword Purchaser LLC
(c)
04/15/2033 8.250% 344,000 351,861
04/15/2034 10.500% 449,000 465,071
Total 2,305,134
Pharmaceuticals 0.8%
1261229 BC Ltd.
(c)
04/15/2032 10.000% 933,000 953,670
AbbVie, Inc.
03/15/2029 4.800% 10,900,000 10,935,350
11/21/2029 3.200% 4,208,000 4,011,156
Bausch Health Cos., Inc.
(c)
06/01/2028 4.875% 234,000 219,188
Grifols SA
(c)
10/15/2028 4.750% 507,000 494,877
Merck & Co., Inc.
05/22/2036 5.200% 8,296,000 8,230,621
Organon & Co./Organon Foreign Debt Co-Issuer BV
(c)
04/30/2028 4.125% 266,000 262,070
04/30/2031 5.125% 130,000 128,755
Total 25,235,687

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Pipelines 0.5%
CNX Midstream Partners LP
(c)
04/15/2030 4.750% 1,023,000 980,220
Delek Logistics Partners LP/Delek Logistics Finance Corp.
(c)
06/30/2033 7.375% 676,000 691,855
06/01/2034 6.875% 447,000 448,874
Enbridge, Inc.
04/05/2027 5.250% 4,086,000 4,107,279
Energy Transfer LP
05/15/2054 5.950% 5,230,000 4,800,761
Harvest Midstream I LP
(c)
05/15/2034 6.750% 633,000 635,686
ITT Holdings LLC
(c)
08/01/2029 6.500% 52,000 51,439
TransMontaigne Partners LLC
(c)
06/15/2030 8.500% 867,000 885,372
Venture Global Calcasieu Pass LLC
(c)
05/01/2036 6.000% 719,000 711,653
Venture Global LNG, Inc.
(c),(h),(j)
09/30/2029 9.000% 867,000 861,204
Venture Global LNG, Inc.
(c)
06/01/2031 8.375% 219,000 226,315
02/01/2032 9.875% 292,000 310,935
12/15/2034 6.375% 258,000 251,218
Venture Global Plaquemines LNG LLC
(c)
05/01/2033 7.500% 130,000 141,107
06/15/2034 6.500% 230,000 237,365
05/01/2035 7.750% 348,000 385,264
01/15/2036 6.750% 662,000 693,081
Total 16,419,628
REITS 0.1%
Iron Mountain, Inc.
(c)
07/15/2028 5.000% 140,000 138,630
09/15/2029 4.875% 42,000 40,992
01/15/2033 6.250% 151,000 151,607
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK
Finance Co-Issuer
(c)
10/01/2028 5.875% 401,000 400,472
02/01/2030 7.000% 178,000 180,844
RHP Hotel Properties LP/RHP Finance Corp.
(c)
06/15/2033 6.500% 298,000 303,146
03/15/2034 5.750% 117,000 114,596
RLJ Lodging Trust LP
(c)
09/15/2029 4.000% 241,000 229,720
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
(c)
01/15/2030 6.000% 128,000 122,373
Total 1,682,380
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Retail 0.1%
Advance Auto Parts, Inc.
(c)
08/01/2030 7.000% 315,000 322,834
08/01/2033 7.375% 270,000 278,631
Bath & Body Works, Inc.
11/01/2035 6.875% 336,000 339,631
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co.,
Inc.
(c)
01/15/2030 6.750% 602,000 591,159
Group 1 Automotive, Inc.
(c)
08/15/2028 4.000% 153,000 147,640
01/15/2030 6.375% 88,000 88,498
LBM Acquisition LLC
(c)
06/15/2031 9.500% 522,000 440,550
LCM Investments Holdings II LLC
(c)
05/01/2029 4.875% 219,000 213,817
QXO Building Products, Inc.
(c)
07/15/2031 6.500% 330,000 331,243
04/30/2032 6.750% 277,000 282,943
07/15/2034 6.875% 476,000 476,828
White Cap Supply Holdings LLC
(c)
11/15/2030 7.375% 575,000 580,015
Total 4,093,789
Savings & Loans 0.0%
Washington Mutual Bank/Debt not acquired by JPMorgan
(i)
FIXED01/15/2015 0.000% 27,379,000 2,070
1 1 1 1 2,070
Semiconductors 0.3%
Intel Corp.
03/25/2050 4.750% 3,510,000 2,730,797
NXP BV/NXP Funding LLC/NXP USA, Inc.
05/01/2030 3.400% 411,000 388,297
05/11/2031 2.500% 570,000 506,055
01/15/2033 5.000% 3,969,000 3,887,398
Total 7,512,547
Software 0.5%
AthenaHealth Group, Inc.
(c)
02/15/2030 6.500% 438,000 423,131
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
(c)
06/15/2029 8.000% 4,000 2,107
Central Parent, Inc./CDK Global, Inc.
(c)
06/15/2029 7.250% 308,000 159,483
Cloud Software Group LLC
(c)
09/30/2029 9.000% 1,434,000 1,405,833
06/30/2032 8.250% 409,000 387,131
08/15/2033 6.625% 157,000 137,088
CoreWeave, Inc.
(c)
02/01/2031 9.000% 554,000 501,123
10/01/2031 9.750% 494,000 448,431

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
07/15/2032 9.625% 442,000 396,199
Fair Isaac Corp.
(c)
05/15/2033 6.000% 148,000 143,279
Fidelity National Information Services, Inc.
03/10/2028 4.450% 1,521,000 1,512,775
OAK-Eagle Acquireco, Inc.
(c)
07/01/2034 8.750% 375,000 394,679
Oracle Corp.
09/26/2065 6.100% 9,066,000 7,122,017
UKG, Inc.
(c)
02/01/2031 6.875% 238,000 233,166
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
(c)
02/01/2029 3.875% 768,000 638,855
Total 13,905,297
Telecommunications 1.3%
Altice France Lux 3/Altice Holdings 1
(c)
01/15/2033 10.000% 111,800 109,857
Altice France SA
(c)
07/15/2032 6.875% 519,055 503,991
APLD ComputeCo 2 LLC
(c)
03/15/2031 6.750% 1,406,000 1,374,865
APLD ComputeCo 3 LLC
(c)
06/15/2031 7.000% 553,000 539,813
APLD ComputeCo LLC
(c)
12/15/2030 9.250% 798,000 848,202
AT&T, Inc.
12/01/2057 3.800% 2,375,000 1,468,704
Cipher Compute LLC
(c)
11/15/2030 7.125% 207,000 211,153
Core Scientific Finance I LLC
(c)
05/15/2031 7.750% 636,000 623,048
Flash Compute LLC
(c)
12/31/2030 7.250% 203,000 205,051
Galaxy Helios Data Centers II LLC
(c)
08/01/2031 9.875% 360,000 361,571
Iliad Holding SAS
(c)
10/15/2028 7.000% 198,000 198,511
04/15/2031 8.500% 145,000 152,545
04/15/2032 7.000% 406,000 409,754
Level 3 Financing, Inc.
(c)
01/15/2036 8.500% 258,000 268,274
02/15/2037 7.500% 104,000 103,250
Meridian Arc Holdco LLC
(c)
04/30/2031 6.250% 599,000 575,792
PR RNO Property Owner 1 LLC
(c)
05/01/2031 6.500% 1,213,000 1,141,026
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC
(c)
04/15/2036 5.700% 4,465,000 4,082,611
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Stingray Compute LLC
(c)
06/15/2031 6.000% 258,000 252,108
SV RNO Property Owner 1 LLC
(c)
03/01/2031 5.875% 1,215,000 1,129,727
T-Mobile USA, Inc.
02/15/2031 2.550% 6,368,000 5,713,639
02/15/2031 2.875% 12,165,000 11,065,485
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
(c)
Series FEB
06/15/2032 8.625% 213,000 217,804
Uniti Services LLC
(c)
10/15/2033 7.500% 295,000 301,673
Verizon Communications, Inc.
01/15/2036 5.000% 7,290,000 6,916,015
Vmed O2 U.K. Financing I PLC
(c)
01/31/2031 4.250% 286,000 225,611
Windstream Services LLC/Windstream Escrow Finance Corp.
(c)
10/01/2031 8.250% 470,000 488,450
WULF Compute LLC
(c)
10/15/2030 7.750% 278,000 288,818
Total 39,777,348
Transportation 0.3%
Canadian Pacific Railway Co.
03/15/2029 4.000% 1,254,000 1,231,213
12/02/2031 2.450% 6,461,000 5,691,246
Genesee & Wyoming, Inc.
(c)
04/15/2032 6.250% 210,000 211,351
Watco Cos. LLC/Watco Finance Corp.
(c)
08/01/2032 7.125% 548,000 563,320
Total 7,697,130
Total Corporate Bonds
(Cost $ 672,855,556) 634,089,128
Foreign Government Obligations
(k)
2.8%
Angola 0.1%
Angola Government International Bonds
(c)
05/08/2048 9.375% 2,200,000 2,115,302
1 1 1 1 2,115,302
Bahrain 0.0%
Bahrain Government International Bonds
(c)
02/03/2038 7.100% 1,200,000 1,114,663
1 1 1 1 1,114,663
Brazil 0.1%
Brazil Government International Bonds
01/12/2056 7.250% 3,500,000 3,362,812
1 1 1 1 3,362,812
Cote d'Ivoire 0.0%
Ivory Coast Government International Bonds
(c)
06/15/2033 6.125% 1,500,000 1,454,205
1 1 1 1 1,454,205

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(k)
(continued)
Dominican Republic 0.4%
Dominican Republic International Bonds
(c)
01/30/2030 4.500% 9,638,000 9,230,172
01/30/2060 5.875% 2,600,000 2,201,579
Total 11,431,751
Egypt 0.1%
Egypt Government International Bonds
(c)
02/16/2061 7.500% 2,000,000 1,659,814
1 1 1 1 1,659,814
Guatemala 0.1%
Guatemala Government Bonds
(c)
08/15/2036 6.250% 4,300,000 4,357,114
1 1 1 1 4,357,114
Hungary 0.1%
Hungary Government International Bonds
(c)
09/22/2032 6.250% 1,700,000 1,775,305
1 1 1 1 1,775,305
India 0.0%
Export-Import Bank of India
(c)
01/15/2030 3.250% 1,200,000 1,130,353
1 1 1 1 1,130,353
Indonesia 0.0%
Indonesia Government International Bonds
02/11/2049 5.350% 970,000 872,039
1 1 1 1 872,039
Mexico 0.3%
Mexico Government International Bonds
03/22/2033 5.375% 6,164,000 5,950,916
02/09/2038 6.125% 3,000,000 2,875,112
Total 8,826,028
Mongolia 0.1%
Mongolia Government International Bonds
(c)
01/19/2028 8.650% 1,700,000 1,772,484
1 1 1 1 1,772,484
Nigeria 0.1%
Nigeria Government International Bonds
(c)
11/28/2047 7.625% 2,100,000 2,043,721
1 1 1 1 2,043,721
Oman 0.1%
Oman Government International Bonds
(c)
01/17/2048 6.750% 2,200,000 2,293,617
1 1 1 1 2,293,617
Pakistan 0.1%
Pakistan Government International Bonds
(c)
04/08/2031 7.375% 1,800,000 1,766,099
1 1 1 1 1,766,099
Paraguay 0.0%
Paraguay Government International Bonds
(c)
08/11/2044 6.100% 1,400,000 1,372,652
1 1 1 1 1,372,652
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(k)
(continued)
Peru 0.3%
Peru Government International Bonds
03/30/2036 5.500% 5,900,000 5,833,550
11/18/2050 5.625% 2,466,000 2,296,644
Total 8,130,194
Romania 0.1%
Romania Government International Bonds
(c)
02/10/2037 7.500% 1,600,000 1,704,297
1 1 1 1 1,704,297
Saudi Arabia 0.1%
Saudi Government International Bonds
(c)
02/02/2061 3.450% 2,996,000 1,768,476
1 1 1 1 1,768,476
South Africa 0.4%
Republic of South Africa Government
International Bonds
09/30/2049 5.750% 3,600,000 2,923,011
04/20/2052 7.300% 4,437,000 4,302,946
Republic of South Africa Government
International Bonds
(c)
12/11/2055 7.250% 6,785,000 6,481,878
Total 13,707,835
Turkey 0.3%
Turkiye Government International Bonds
02/12/2032 7.125% 8,600,000 8,649,489
01/14/2038 6.875% 3,644,000 3,476,312
Total 12,125,801
Total Foreign Government Obligations
(Cost $ 87,279,525) 84,784,562
..
Value ($)
Joint Ventures
(l)
0.8%
Itasca Park LLC
(f),(m),(n),(o)
14,704,010
Itasca Park LLC - Unfunded
(f),(m),(n),(o)
8,759,000
Total Joint Ventures
(Cost $ 23,050,000) 23,463,010
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities 11.1%
ACHV ABS Trust
(c)
Series 2024-1PL  Class B
04/25/2031
6.340% 470,769 472,901
ASPWP
(c),(o),(p)
03/29/2029
6.542% 12,777,769 12,777,769
Citigroup Mortgage Loan Trust, Inc.
(a),(c)
Series 2026-HE1  Class A1
30 day USD SOFR Average + 1.350%
10/25/2056
4.966% 15,091,274 15,114,985

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
EDGEX Issuer Trust
(c)
Series 2025-1NN  Class A
01/15/2031 5.410% 3,567,142 3,560,352
Series 2025-2NN  Class A
01/15/2032
5.498% 6,390,308 6,370,354
EDGEX Issuer Trust
(b),(c),(p),(q)
Series 2025-1NN  Class CERT
01/15/2031
0.000% 4,000,000 2,192,916
FIGRE Trust
(c),(p)
Series 2023-HE3  Class B
11/25/2053 6.971% 2,854,538 2,906,978
Series 2026-FL2  Class A1
06/25/2056
5.516% 13,157,180 13,116,757
FMC GMSR Issuer Trust
(c),(p)
Series 2020-GT1  Class A
01/25/2028
4.450% 10,500,000 10,390,770
GITSIT Mortgage Loan Trust
(c)
Series 2025-NPL1  Class A1
02/25/2055 6.276% 867,888 868,087
Series 2025-NPL2  Class A1
12/25/2055
5.425% 5,107,051 5,044,360
GLS Auto Select Receivables Trust
(c)
Series 2024-4A  Class A2
12/17/2029
4.430% 1,824,399 1,824,287
HTAP Issuer Trust
(c)
Series 2024-2  Class A
04/25/2042
6.500% 11,580,753 11,514,902
Lendbuzz Securitization Trust
(c)
Series 2025-2A  Class A2
05/15/2030 5.180% 9,207,815 9,211,260
Series 2026-1A  Class A2
07/15/2030
4.680% 9,416,024 9,391,834
MPOWER Education Trust
(c)
Series 2025-1  Class A
12/22/2042 6.250% 10,403,472 10,342,221
Series 2025-A  Class A
07/21/2042
6.620% 5,181,149 5,229,877
Oportun Issuance Trust
(c)
Series 2021-B  Class A
05/08/2031
1.470% 1,222,923 1,206,553
Pagaya AI Debt Grantor Trust
(c)
Series 2024-10  Class B
06/15/2032 5.750% 3,178,444 3,178,275
Series 2024-10  Class C
06/15/2032 5.992% 3,720,071 3,717,610
Series 2024-10  Class D
06/15/2032 6.429% 4,407,970 4,391,481
Series 2024-11  Class B
07/15/2032 5.637% 2,851,479 2,860,078
Series 2024-11  Class D
07/15/2032 6.307% 5,090,439 5,102,233
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
Series 2024-5  Class B
10/15/2031 6.601% 2,593,914 2,594,924
Series 2024-8  Class B
01/15/2032 5.456% 2,954,309 2,954,338
Series 2024-8  Class C
01/15/2032 6.030% 2,350,185 2,350,426
Series 2024-9  Class B
03/15/2032 5.306% 2,966,152 2,964,706
Series 2024-9  Class C
03/15/2032 5.774% 2,289,295 2,288,233
Series 2025-6  Class B
04/15/2033 4.883% 8,399,226 8,342,298
Series 2025-R3  Class A
01/18/2033 4.841% 8,367,901 8,344,619
Series 2026-1  Class A2
09/15/2033 4.739% 9,054,095 9,034,387
Series 2026-1  Class B
09/15/2033 5.370% 15,060,178 14,971,858
Series 2026-3  Class A2
12/15/2033 5.241% 7,880,000 7,875,966
Series 2026-3  Class B
12/15/2033
6.201% 17,070,000 16,998,029
Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
(c)
Series 2024-6  Class B
11/15/2031
6.589% 2,725,599 2,726,651
Pagaya AI Debt Selection Trust
(c)
Series 2024-7  Class B
12/15/2031 6.574% 2,066,005 2,066,791
Series 2024-7  Class C
12/15/2031 7.095% 2,322,841 2,323,787
Series 2026-5  Class B
03/15/2034
6.389% 12,030,000 12,025,863
Pagaya AI Debt Trust
(c)
Series 2025-4  Class B
01/17/2033
5.688% 11,239,601 11,217,034
Pagaya Point of Sale Holdings Grantor Trust
(c)
Series 2025-2  Class A
07/20/2033
5.065% 7,000,000 6,989,784
RCO VIII Mortgage LLC
(c)
Series 2025-3  Class A1
05/25/2030
6.434% 1,653,868 1,655,742
Reach ABS Trust
(c)
Series 2026-1A  Class A
02/15/2033
4.320% 4,191,242 4,189,721
Research-Driven Pagaya Motor Asset Trust
(c)
Series 2024-3A  Class A
03/25/2033 5.281% 4,667,422 4,674,802
Series 2025-6A  Class A3
08/25/2034 5.013% 12,290,000 12,233,876
Series 2026-R1A  Class A
07/25/2034
5.659% 6,038,391 6,004,656

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
Research-Driven Pagaya Motor Asset Trust IV
(c)
Series 2021-2A  Class A
03/25/2030
2.650% 718,990 714,829
SAIF Securitization Trust
(c)
Series 2025-CES1  Class A1
06/25/2065
5.406% 6,809,815 6,776,178
Saluda Grade Alternative Mortgage Trust
(c),(p)
Series 2023-FIG4  Class CE
11/25/2053
4.692% 3,468,309 6,318,925
Truist Bank Auto Credit-Linked Notes
(c)
Series 2025-1  Class B
09/26/2033
4.728% 3,747,990 3,738,113
Unlock HEA Trust
(c)
Series 2023-1  Class A
10/25/2038
7.000% 6,302,923 6,290,715
Upgrade Master Pass-Thru Trust
(c)
Series 2025-ST8  Class A
12/15/2033 4.618% 4,409,087 4,410,149
Series 2026-ST2  Class A
06/15/2034
4.413% 1,737,862 1,736,091
Upgrade Master Pass-Thru Trust
(q)
Series 2025-ST5  Class CERT
09/15/2032
0.000% 40,500 2,251,880
Upstart Securitization Trust
(c)
Series 2024-1  Class A
11/20/2034 5.330% 831,124 831,830
Series 2025-2  Class A2
06/20/2035 5.220% 2,102,219 2,104,318
Series 2025-3  Class A2
09/20/2035 4.600% 3,285,333 3,285,547
Series 2025-4  Class D
11/20/2035
7.670% 2,000,000 2,036,025
VOLT CVI LLC
(c)
Series 2021-NP12  Class A1
12/26/2051
6.734% 8,315,488 8,319,930
1 1 1 1 1
Total Non-Agency Asset-Backed Securities
(Cost $ 335,604,198) 334,429,861
Non-Agency Collateralized Loan Obligations Securities 4.8%
Bain Capital Credit CLO Ltd.
(a),(c)
Series 2026-2A  Class E
3 mo. USD Term SOFR + 5.930%
Floor 5.930%
04/26/2039 9.590% 9,000,000 9,082,566
Ballyrock CLO 22 Ltd.
(a),(c)
Series 2024-22A  Class A1R
3 mo. USD Term SOFR + 1.200%
Floor 1.200%
07/15/2039 4.825% 21,000,000 20,989,500
Basswood Park CLO Ltd.
(a),(c)
Series 2021-1A  Class AR
3 mo. USD Term SOFR + 1.030%
Floor 1.030%
04/20/2034 4.759% 14,390,766 14,397,256
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Loan Obligations Securities (continued)
CIFC Funding Ltd.
(a),(c)
Series 2019-4A  Class A2R2
3 mo. USD Term SOFR + 1.650%
Floor 1.650%
07/15/2038 5.403% 12,510,000 12,538,635
Series 2023-1A  Class A1R
3 mo. USD Term SOFR + 1.240%
Floor 1.240%
10/15/2038 4.993% 9,550,000 9,578,344
GoldenTree Loan Management U.S. CLO 27
Ltd.
(a),(c)
Series 2025-27A  Class A
3 mo. USD Term SOFR + 1.190%
Floor 1.190%
01/20/2039 4.919% 17,000,000 16,991,194
Madison Park Funding XLII Ltd.
(a),(c)
Series 13A  Class AR2
3 mo. USD Term SOFR + 0.920%
Floor 0.920%
11/21/2030 4.672% 3,918,892 3,919,331
Madison Park Funding XXIX Ltd.
(a),(c)
Series 2018-29A  Class A1R2
3 mo. USD Term SOFR + 1.180%
Floor 1.180%
03/25/2038 4.909% 15,550,000 15,528,759
OHA Credit Funding 16-R Ltd.
(a),(c)
Series 2023-16RA  Class A1
3 mo. USD Term SOFR + 1.200%
Floor 1.200%
10/20/2038 4.929% 13,500,000 13,497,125
OHA Credit Funding 3 Ltd.
(a),(c)
Series 2019-3A  Class AR2
3 mo. USD Term SOFR + 1.320%
Floor 1.320%
01/20/2038 5.049% 10,570,000 10,591,700
Palmer Square CLO Ltd.
(a),(c)
Series 2026-2A  Class A
3 mo. USD Term SOFR + 1.180%
Floor 1.180%
07/20/2039 4.928% 17,400,000 17,412,928
1 1 1 1 1
Total Non-Agency Collateralized Loan Obligations Securities
(Cost $ 144,378,279) 144,527,338
Non-Agency Collateralized Mortgage Obligation Securities 15.5%
A&D Mortgage Trust
(c),(p)
Series 2026-NQM1  Class A1
02/25/2071
4.912% 10,371,276 10,198,315
A&D Mortgage Trust
(c)
Series 2025-NQM4  Class A1
10/25/2070
5.225% 11,314,856 11,209,476
ACRA Trust
(c),(p)
Series 2026-NQM1  Class A1
06/25/2066
5.573% 9,478,607 9,487,751
Angel Oak Mortgage Trust
(c)
Series 2025-13  Class A1
10/25/2070 4.929% 7,833,019 7,739,218

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
Series 2025-8  Class A1
07/25/2070
5.410% 6,924,700 6,916,546
Barclays Mortgage Loan Trust
(c)
Series 2026-NQM1  Class A1
12/25/2065
4.836% 12,571,892 12,417,450
BCAT
(c),(o),(p),(r)
06/12/2031
5.069% 15,874,850 15,841,513
BRAVO Residential Funding Trust
(c),(p)
Series 2026-NQMR1  Class A1
08/25/2062
5.395% 14,857,815 14,728,159
CHNGE Mortgage Trust
(c),(p)
Series 2022-1  Class M1
01/25/2067
3.990% 4,000,000 3,363,637
CHNGE Mortgage Trust
(c)
Series 2023-3  Class A1
07/25/2058
7.100% 3,307,762 3,303,042
CIM Trust
(c)
Series 2026-NR1  Class A1
07/25/2065
5.000% 16,694,992 16,183,973
COLT Mortgage Loan Trust
(c)
Series 2024-7  Class A1
12/26/2069
5.538% 4,697,445 4,701,897
COLT Mortgage Loan Trust
(c),(p)
Series 2021-3  Class A1
09/27/2066 0.956% 4,691,206 3,855,686
Series 2021-5  Class A3
11/26/2066 2.807% 6,400,000 4,905,514
Series 2021-6  Class A3
12/25/2066 3.006% 8,426,000 6,677,824
Series 2026-4  Class A1
06/25/2071
5.288% 13,041,351 12,993,018
Cross Mortgage Trust
(c),(p)
Series 2024-H7  Class A1
11/25/2069 5.585% 6,577,635 6,579,705
Series 2025-H5  Class A1
07/25/2070
5.509% 4,736,313 4,734,598
CSMC Trust
(c),(p)
Series 2021-NQM1  Class A3
05/25/2065
1.199% 896,974 799,340
Deephaven Residential Mortgage Trust
(c),(p)
Series 2021-4  Class A1
11/25/2066 1.931% 4,231,052 3,787,176
Series 2021-4  Class A3
11/25/2066
2.239% 4,434,972 3,975,131
Easy Street Mortgage Loan Trust
(c)
Series 2025-RTL1  Class A1
05/25/2040
6.456% 10,900,000 10,950,936
Ellington Financial Mortgage Trust
(c),(p)
Series 2019-2  Class M1
11/25/2059 3.469% 2,500,000 2,407,733
Series 2025-NQM6  Class A1
12/25/2070 5.001% 9,248,346 9,142,318
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
Series 2026-NQM5  Class A1
06/25/2071 5.558% 9,138,453 9,134,609
Series 2026-NQM6  Class A1
06/25/2071
5.466% 12,891,610 12,865,079
Federal Home Loan Mortgage Corp. STACR Debt Notes
(a),(c)
Series 20-CS01  Class B2
30-day Average SOFR + 0.114%
04/25/2033
0.184% 15,000,000 12,462,557
Federal Home Loan Mortgage Corp. STACR Debt Notes
(b),(c)
Series 20-CS01  Class 1
04/25/2030 0.080% 1,620,151,062 3,401,507
Series 20-CS01  Class 2
04/25/2030
0.125% 1,620,151,062 5,314,906
GCAT Trust
(c)
Series 2025-NQM3  Class A1
05/25/2070
5.550% 5,281,097 5,278,380
GCAT Trust
(c),(p)
Series 2021-CM1  Class A
04/25/2065 2.469% 3,097,544 2,986,625
Series 2021-NQM6  Class A2
08/25/2066 2.710% 4,100,000 3,452,586
Series 2021-NQM6  Class A3
08/25/2066 2.810% 7,500,000 6,024,086
Series 2021-NQM7  Class A3
08/25/2066 2.891% 10,000,000 8,227,899
Series 2025-NQM5  Class A1
08/25/2070
4.981% 14,495,191 14,307,200
GS Mortgage-Backed Securities Corp. Trust
(c)
Series 2025-NQM6  Class A1
02/25/2066
5.021% 9,188,838 9,076,210
GS Mortgage-Backed Securities Trust
(c)
Series 2025-NQM4  Class A1
10/25/2065
5.006% 7,939,713 7,858,968
HOMES Trust
(c),(h),(p)
Series 2025-AFC4  Class A1
11/25/2060
5.149% 9,720,084 9,622,804
HOMES Trust
(c)
Series 2025-AFC2  Class A1A
06/25/2060
5.471% 6,490,750 6,489,491
HTAP Issuer Trust
(c)
Series 2025-1  Class A
11/25/2042
6.500% 3,347,620 3,308,958
Imperial Fund Mortgage Trust
(c),(p)
Series 2021-NQM4  Class A2
01/25/2057
2.296% 2,567,275 2,262,152
Legacy Mortgage Asset Trust
(c)
Series 2021-GS1  Class A1
10/25/2066 5.892% 3,095,080 3,102,218
Series 2021-GS2  Class A1
04/25/2061
5.750% 2,417,527 2,418,643
MFA Trust
(c),(p)
Series 2020-NQM1  Class M1
08/25/2049 3.071% 2,800,000 2,651,497

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
Series 2020-NQM2  Class M1
04/25/2065 3.034% 12,854,000 12,456,111
Series 2026-INVR1  Class A1
12/25/2059
5.387% 13,682,966 13,547,137
MFA Trust
(c)
Series 2024-NPL1  Class A1
09/25/2054
6.330% 11,608,337 11,613,909
New Residential Mortgage Loan Trust
(c),(p)
Series 2020-RPL1  Class B4
11/25/2059
3.823% 10,000,000 6,687,498
PRPM LLC
(c)
Series 2024-8  Class A1
12/25/2029 5.897% 3,555,266 3,555,636
Series 2026-4  Class A1
06/25/2031
6.299% 14,175,141 14,147,095
PRPM Trust
(c),(p)
Series 2025-NQM3  Class A1
05/25/2070 5.606% 8,285,005 8,286,829
Series 2025-NQM4  Class A1
07/25/2070
4.980% 6,007,993 5,940,639
RCO Trust
(c)
Series 2025-PR1  Class A
03/02/2055
6.250% 6,205,622 6,095,336
SG Residential Mortgage Trust
(c),(p)
Series 2019-3  Class M1
09/25/2059
3.526% 2,326,527 2,295,465
Starwood Mortgage Residential Trust
(c),(p)
Series 2020-3  Class M1
04/25/2065 3.544% 6,500,000 5,720,859
Series 2021-3  Class A1
06/25/2056 1.127% 1,337,665 1,144,951
Series 2021-6  Class A3
11/25/2066 2.933% 13,954,000 10,056,489
Series 2022-2  Class A1
02/25/2067
4.179% 2,013,448 1,923,371
Toorak Mortgage Trust
(c),(p)
Series 2025-RRTL1  Class M1
02/25/2040
6.791% 4,800,000 4,808,868
Toorak Mortgage Trust
(c)
Series 2024-RRTL2  Class A1
09/25/2039
5.504% 10,200,000 10,206,559
Verus Securitization Trust
(c),(p)
Series 2021-5  Class A2
09/25/2066 1.218% 1,334,383 1,140,438
Series 2021-5  Class A3
09/25/2066 1.373% 2,526,532 2,169,202
Series 2021-5  Class M1
09/25/2066 2.331% 2,600,000 1,812,650
Series 2021-7  Class A3
10/25/2066 2.240% 4,689,465 4,078,099
Series 2021-8  Class B1
11/25/2066 4.242% 12,412,000 9,736,399
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
Series 2021-R1  Class A1
10/25/2063
0.820% 320,689 313,996
Verus Securitization Trust
(c)
Series 2025-6  Class A1
07/25/2070
5.417% 9,369,252 9,360,427
Visio Trust
(c)
Series 2021-1R  Class A1
05/25/2056 1.280% 2,529,727 2,371,019
Series 2021-1R  Class A2
05/25/2056
1.484% 805,241 756,857
1 1 1 1 1
Total Non-Agency Collateralized Mortgage Obligation Securities
(Cost $ 488,378,947) 467,372,170
Non-Agency Commercial Mortgage-Backed Securities 0.6%
CSMC OA LLC
(c)
Series 2014-USA  Class F
09/15/2037
4.373% 1,650,000 1,203,732
CSMC Trust
(c)
Series 2014-USA  Class E
09/15/2037
4.373% 2,685,000 2,174,259
Hilton USA Trust
(c),(i)
Series 2016-SFP  Class E
11/05/2035
5.519% 5,500,000 137,678
SFO Commercial Mortgage Trust
(a),(c)
Series 2021-555  Class A
1 mo. USD Term SOFR + 1.514%
Floor 1.150%
05/15/2038
5.190% 5,000,000 4,996,941
Wells Fargo Commercial Mortgage Trust
(a),(c)
Series 2017-SMP  Class A
1 mo. USD Term SOFR + 0.921%
Floor 0.875%
12/15/2034
4.597% 4,555,000 4,250,894
Wells Fargo Commercial Mortgage Trust
(c),(p)
Series 2026-1250B  Class A
03/10/2041
4.677% 4,850,000 4,771,740
1 1 1 1 1
Total Non-Agency Commercial Mortgage-Backed Securities
(Cost $ 23,179,918) 17,535,244
Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans 9.7%
Advertising 0.0%
Neptune Bidco U.S., Inc.
(a),(s)
2026 USD Term Loan B
3 mo. USD Term SOFR +
5.000%
02/03/2033 8.863% 400,520 397,880
1 1 1 1 1

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
Aerospace & Defense 0.1%
Barnes Group, Inc.
(a),(s)
2025 Term Loan B
1 mo. USD Term SOFR +
2.500%
01/27/2032 6.231% 50,376 50,421
Bleriot U.S. Bidco, Inc.
(a),(s)
2023 Term Loan B
3 mo. USD Term SOFR +
2.250%
10/31/2030 5.982% 1,500,000 1,501,215
Karman Holdings LLC
(a),(s)
2026 Term Loan B
3 mo. USD Term SOFR +
2.750%
04/01/2032 6.482% 487,703 489,166
TransDigm, Inc.
(a),(s)
2023 Term Loan J
1 mo. USD Term SOFR +
2.500%
02/28/2031 6.231% 294,000 294,356
2025 Term Loan M
1 mo. USD Term SOFR +
2.500%
08/19/2032 6.231% 2,032,906 2,035,710
2026 Term Loan N
1 mo. USD Term SOFR +
2.500%
02/13/2033 6.231% 22,341 22,363
Total 4,393,231
Agriculture 0.0%
Golden State Food LLC
(a),(s),(t)
2026 Term Loan B
3 mo. USD Term SOFR +
3.500%
12/04/2031 7.232% 459,333 459,678
1 1 1 1 1
Airlines 0.1%
American Airlines, Inc.
(a),(s)
2025 Term Loan
3 mo. USD Term SOFR +
2.250%
04/20/2028 5.979% 1,496,212 1,495,403
2023 1st Lien Term Loan
3 mo. USD Term SOFR +
2.250%
06/04/2029 5.907% 294,000 291,060
2025 Term Loan B
3 mo. USD Term SOFR +
2.750%
05/28/2032 6.479% 394,789 394,647
Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
2026 1st Lien Term Loan B
3 mo. USD Term SOFR +
3.000%
05/29/2033 6.666% 104,656 103,828
Total 2,284,938
Apparel 0.0%
Beach Acquisition Bidco LLC
(a),(s)
USD Term Loan B
1 mo. USD Term SOFR +
2.750%
09/12/2032 6.481% 1,148,502 1,151,856
1 1 1 1 1
Auto Parts & Equipment 0.1%
American Axle & Manufacturing, Inc.
(a),(s)
2022 Term Loan B
1 mo. USD Term SOFR +
3.000%
12/13/2029 6.675% 649,219 649,491
Clarios Global LP
(a),(s)
2026 USD Term Loan B
1 mo. USD Term SOFR +
2.500%
01/28/2032 6.231% 1,813,299 1,815,566
First Brands Group LLC
(a),(i),(s)
2022 Incremental Term Loan
03/30/2027 0.000% 150,608 66
First Brands Group LLC
(a),(s)
2025 DIP Term Loan
06/29/2027 0.000% 59,994 10,113
2025 PIK DIP Roll-Up Term
Loan B
06/29/2027 0.000% 172,866 57
Total 2,475,293
Banks 0.0%
Chrysaor Bidco SARL
(a),(s)
2025 USD Term Loan B
3 mo. USD Term SOFR +
3.000%
10/30/2031 6.763% 401,872 403,078
1 1 1 1 1
Beverages 0.1%
Primo Brands Corp.
(a),(s)
2026 Term Loan B
3 mo. USD Term SOFR +
2.750%
03/31/2031 6.482% 2,319,947 2,328,090
Sazerac Co., Inc.
(a),(s)
Repriced Term Loan B
1 mo. USD Term SOFR +
2.000%
07/09/2032 5.680% 1,644,947 1,642,627
Total 3,970,717

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
Biotechnology 0.1%
Grifols Worldwide Operations USA, Inc.
(a),(s)
2026 USD Term Loan B
6 mo. USD Term SOFR +
2.500%
04/14/2033 6.187% 2,032,167 2,035,561
1 1 1 1 1
Building Materials 0.3%
Chamberlain Group, Inc.
(a),(s),(t)
2025 Term Loan B
1 mo. USD Term SOFR +
3.000%
09/08/2032 6.731% 2,641,505 2,643,038
Cornerstone Building Brands, Inc.
(a),(s)
2024 Term Loan B
3 mo. USD Term SOFR +
4.500%
05/15/2031 8.164% 44,043 19,599
EMRLD Borrower LP
(a),(s),(t)
Term Loan B
3 mo. USD Term SOFR +
2.250%
05/31/2030 5.916% 1,526,584 1,525,881
Quikrete Holdings, Inc.
(a),(s),(t)
2025 Term Loan B1
1 mo. USD Term SOFR +
2.250%
04/14/2031 5.981% 792,520 792,726
Quikrete Holdings, Inc.
(a),(s)
2024 Term Loan B2
1 mo. USD Term SOFR +
2.250%
03/19/2029 5.981% 148,858 149,050
2025 Term Loan B
1 mo. USD Term SOFR +
2.250%
02/10/2032 5.981% 1,746,054 1,746,682
Smyrna Ready Mix Concrete LLC
(a),(s)
2025 Term Loan B
1 mo. USD Term SOFR +
3.000%
04/02/2029 6.731% 1,166,838 1,171,214
Standard Industries, Inc.
(a),(s)
2021 Term Loan B
1 mo. USD Term SOFR +
1.750%
09/22/2028 5.417% 94,438 94,416
Total 8,142,606
Chemicals 0.4%
AAP Buyer, Inc.
(a),(s)
Term Loan B
3 mo. USD Term SOFR +
2.750%
09/09/2031 6.573% 890,009 892,973
Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
BASF Coatings Ltd.
(a),(s)
USD Term Loan B
3 mo. USD Term SOFR +
3.500%
06/29/2033 7.244% 1,000,000 1,003,930
Chemours Co.
(a),(s)
2025 USD Term Loan B
1 mo. USD Term SOFR +
3.500%
10/15/2032 7.231% 1,066,413 1,062,084
Illuminate Buyer LLC
(a),(s)
2025 Term Loan B
1 mo. USD Term SOFR +
2.500%
12/31/2029 6.231% 167,260 165,935
Ineos Finance PLC
(a),(s)
2026 USD Term Loan
1 mo. USD Term SOFR +
5.000%
06/25/2032 8.731% 479,973 443,576
INEOS Quattro Holdings U.K. Ltd.
(a),(s)
2023 USD 1st Lien Term
Loan B
1 mo. USD Term SOFR +
4.250%
04/02/2029 8.081% 3,239,643 2,769,895
Ineos U.S. Finance LLC
(a),(s)
2023 USD Term Loan B
1 mo. USD Term SOFR +
3.250%
02/18/2030 6.981% 540,722 511,323
2024 USD 1st Lien Term
Loan B
1 mo. USD Term SOFR +
3.000%
02/07/2031 6.731% 499,651 464,365
Innophos, Inc.
(a),(s)
2020 Term Loan B
1 mo. USD Term SOFR +
4.250%
03/16/2029 8.095% 147,251 142,835
Nouryon Finance BV
(a),(s),(t)
2026 USD Term Loan B
3 mo. USD Term SOFR +
3.500%
07/08/2031 7.230% 1,495,018 1,494,091
Olympus Water U.S. Holding Corp.
(a),(s)
2024 USD Term Loan
3 mo. USD Term SOFR +
3.000%
06/20/2031 6.732% 470,447 469,751

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
Qnity Electronics, Inc.
(a),(s),(t)
2026 Term Loan B
1 mo. USD Term SOFR +
1.750%
11/01/2032 5.397% 2,267,442 2,265,560
USALCO LLC
(a),(s)
2025 Term Loan
1 mo. USD Term SOFR +
3.500%
09/30/2031 7.231% 758,116 757,980
Total 12,444,298
Commercial Services 1.0%
Allied Universal Holdco LLC
(a),(s)
2025 USD Term Loan B
1 mo. USD Term SOFR +
3.250%
08/20/2032 6.981% 453,543 454,708
Amspec Parent LLC
(a),(s)
2026 Term Loan B
3 mo. USD Term SOFR +
3.000%
12/22/2031 6.732% 148,530 148,670
APi Group DE, Inc.
(a),(s),(t)
2026 Term Loan B
1 mo. USD Term SOFR +
1.750%
05/16/2033 5.481% 1,500,000 1,502,310
Belron Finance LLC
(a),(s)
2026 Repriced Term Loan B
3 mo. USD Term SOFR +
2.000%
10/16/2031 5.657% 2,113,340 2,109,388
Catawba Nation Gaming Authority
(a),(s)
Term Loan B
3 mo. USD Term SOFR +
4.750%
03/29/2032 8.573% 395,464 396,749
CHG Healthcare Services, Inc.
(a),(s)
2026 Term Loan B
1 mo. USD Term SOFR +
3.00%, 3 mo. USD Term SOFR
+ 3.00%
09/29/2031 6.731% - 6.823% 1,494,380 1,492,392
CompoSecure Holdings LLC
(a),(s)
Term Loan
3 mo. USD Term SOFR +
2.250%
01/14/2033 5.918% 1,826,433 1,818,872
Corp. Service Co.
(a),(s)
Term Loan B
1 mo. USD Term SOFR +
2.000%
11/02/2029 5.731% 951,983 950,793
Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
Creative Artists Agency LLC
(a),(s)
2025 Repriced Term Loan B
1 mo. USD Term SOFR +
2.500%
10/01/2031 6.231% 1,540,899 1,538,787
Fleet U.S. Bidco, Inc.
(a),(s),(t)
2026 Term Loan B
6 mo. USD Term SOFR +
2.500%
02/21/2031 6.479% 917,744 924,627
Fleet U.S. Bidco, Inc.
(a),(s)
2024 1st Lien Term Loan B
1 mo. USD Term SOFR +
2.750%
02/21/2031 6.499% 94,485 94,721
Fugue Finance BV
(a),(s)
2026 USD Term Loan B
3 mo. USD Term SOFR +
2.250%
01/09/2032 5.916% 1,107,464 1,104,419
ION Platform Finance U.S., Inc.
(a),(s)
USD Term Loan
3 mo. USD Term SOFR +
3.750%
10/07/2032 7.482% 368,946 290,752
Mavis Tire Express Services Corp.
(a),(s)
2025 Repriced Term Loan
6 mo. USD Term SOFR +
3.000%
05/04/2028 6.669% 391,363 390,385
OMNIA Partners LLC
(a),(s)
2024 Term Loan B
3 mo. USD Term SOFR +
2.750%
12/31/2032 6.417% 1,392,999 1,394,545
Parexel International Corp.
(a),(s)
2025 Repriced Term Loan B
1 mo. USD Term SOFR +
2.500%
12/12/2031 6.231% 2,027,509 2,030,468
PG Investment Co. 59 SARL
(a),(s)
2025 Repriced Term Loan B
3 mo. USD Term SOFR +
2.000%
03/26/2031 5.732% 811,373 810,107
Prime Security Services Borrower LLC
(a),(s)
2024 1st Lien Term Loan B
1 mo. USD Term SOFR +
2.000%
10/13/2030 5.664% 1,924,884 1,919,840
Pye-Barker Fire & Safety LLC
(a),(s)
2025 Term Loan
3 mo. USD Term SOFR +
2.500%
12/16/2032 6.232% 1,305,000 1,309,346

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
Pye-Barker Fire & Safety LLC
(a),(s),(t),(u)
2025 Delayed Draw Term Loan
3 mo. USD Term SOFR +
2.500%
12/16/2032 6.232% 249,800 250,632
Raven Acquisition Holdings LLC
(a),(s)
Term Loan B
1 mo. USD Term SOFR +
3.000%
11/19/2031 6.731% 1,929,940 1,917,568
Raven Acquisition Holdings LLC
(a),(s),(u)
Delayed Draw Term Loan
11/19/2031 3.000% 139,598 138,703
Ryan LLC
(a),(s),(t)
2025 Term Loan
11/05/2032 0.000% 1,000,000 1,001,090
Shift4 Payments LLC
(a),(s),(t)
2025 Repriced Term Loan B
07/03/2032 0.000% 1,250,000 1,247,663
Trans Union LLC
(a),(s)
2024 Term Loan B9
1 mo. USD Term SOFR +
1.750%
06/24/2031 5.481% 1,496,203 1,491,445
United Talent Agency LLC
(a),(s)
2026 Term Loan B
1 mo. USD Term SOFR +
2.500%
06/10/2032 6.168% 748,125 748,828
WW International, Inc.
(a),(s)
2025 Takeback Term Loan
3 mo. USD Term SOFR +
6.800%
06/24/2030 10.528% 235,120 172,225
XPLOR T1 LLC
(a),(s)
2025 Term Loan
3 mo. USD Term SOFR +
3.250%
12/01/2032 6.907% 1,500,806 1,391,997
Total 29,042,030
Computers 0.3%
Ahead DB Holdings LLC
(a),(s),(t)
2024 Term Loan B4
3 mo. USD Term SOFR +
2.500%
02/03/2031 6.232% 1,700,763 1,684,469
Fortress Intermediate 3, Inc.
(a),(s)
2025 Term Loan B
1 mo. USD Term SOFR +
3.000%
06/27/2031 6.675% 1,393,371 1,387,561
Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
Imprivata, Inc.
(a),(s)
2026 Term Loan B
3 mo. USD Term SOFR +
3.750%
11/30/2029 7.484% 1,799,769 1,808,011
KnowBe4, Inc.
(a),(s)
2025 Term Loan
3 mo. USD Term SOFR +
3.750%
07/23/2032 7.573% 142,422 106,531
McAfee LLC
(a),(s)
2024 USD 1st Lien Term
Loan B
1 mo. USD Term SOFR +
3.000%
03/01/2029 6.731% 294,013 265,138
MIS Acquisition LLC
(a),(s)
2026 1st Out Term Loan B
1 mo. USD Term SOFR +
4.500%
04/22/2031 8.164% 610,227 561,409
Nielsen Consumer, Inc.
(a),(s)
2025 USD 1st Lien Term Loan
1 mo. USD Term SOFR +
2.250%
10/31/2030 5.981% 1,643,980 1,611,101
Peraton Corp.
(a),(s)
Term Loan B
3 mo. USD Term SOFR +
3.750%
02/01/2028 7.673% 232,995 211,693
Ping Identity Corp.
(a),(o),(s)
2025 Term Loan
1 mo. USD Term SOFR +
2.750%
11/15/2032 6.426% 235,792 231,076
Plano HoldCo, Inc.
(a),(s)
Term Loan B
3 mo. USD Term SOFR +
3.500%
10/02/2031 7.232% 408,633 318,223
Virtusa Corp.
(a),(s)
2024 Term Loan B
1 mo. USD Term SOFR +
3.250%
02/15/2029 6.981% 228,319 204,346
Total 8,389,558
Cosmetics & Personal Care 0.2%
ACP Tara Holdings, Inc.
(a),(s)
2026 Term Loan B
3 mo. USD Term SOFR +
2.500%
12/15/2032 6.232% 1,396,568 1,396,917

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
Opal Bidco SAS
(a),(s),(t)
2026 USD Term Loan B
3 mo. USD Term SOFR +
2.500%
04/28/2032 6.232% 3,157,721 3,162,236
Prestige Brands, Inc.
(a),(s)
2026 Term Loan B
1 mo. USD Term SOFR +
2.000%
06/13/2033 5.731% 750,000 751,875
Total 5,311,028
Distribution & Wholesale 0.2%
ADI Global Distribution Funding LLC
(a),(s),(t)
Term Loan B
06/17/2033 0.000% 1,000,000 999,380
BCPE Empire Holdings, Inc.
(a),(s),(t)
2026 10th Amendment Term
Loan
1 mo. USD Term SOFR +
3.500%
12/29/2032 7.231% 1,695,874 1,674,675
Gates Global LLC
(a),(s)
2024 Term Loan B5
1 mo. USD Term SOFR +
1.750%
06/04/2031 5.481% 1,496,193 1,493,590
Veritiv Corp.
(a),(s)
Term Loan B
3 mo. USD Term SOFR +
4.000%
12/02/2030 7.732% 204,388 193,987
Windsor Holdings III LLC
(a),(s),(t)
2025 USD Term Loan B
1 mo. USD Term SOFR +
2.750%
08/01/2030 6.481% 1,520,609 1,521,369
Total 5,883,001
Diversified Financial Services 0.7%
Apex Group Treasury LLC
(a),(s)
2025 USD Term Loan B
3 mo. USD Term SOFR +
3.500%
02/27/2032 7.153% 1,564,604 1,484,856
Aretec Group, Inc.
(a),(s),(t)
2025 Repriced Term Loan
1 mo. USD Term SOFR +
3.000%
08/09/2030 6.731% 1,291,533 1,293,612
Chicago U.S. Midco III LP
(a),(s)
Term Loan
1 mo. USD Term SOFR +
2.500%
11/01/2032 6.231% 807,405 805,725
Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
Chicago U.S. Midco III LP
(a),(s),(u)
Delayed Draw Term Loan
11/01/2032 2.500% 120,212 119,962
Citadel Securities LP
(a),(s)
2026 Term Loan B
3 mo. USD Term SOFR +
2.000%
06/10/2033 5.661% 2,260,935 2,257,972
Citco Funding LLC
(a),(s),(t)
2026 Term Loan B
3 mo. USD Term SOFR +
2.000%
01/30/2033 5.823% 1,972,015 1,969,195
DRW Holdings LLC
(a),(s)
2024 Term Loan B
1 mo. USD Term SOFR +
3.500%
06/26/2031 7.231% 742,424 711,302
EP Wealth Advisors LLC
(a),(s)
2026 Term Loan B
3 mo. USD Term SOFR +
2.500%
10/18/2032 6.166% 1,147,125 1,151,427
Focus Financial Partners LLC
(a),(s)
2025 Incremental Term Loan B
1 mo. USD Term SOFR +
2.500%
09/15/2031 6.231% 2,072,223 2,043,357
GEN II Fund Services LLC
(a),(s)
2024 Term Loan B
3 mo. USD Term SOFR +
2.750%
11/26/2031 6.482% 198,823 198,988
GTCR Everest Borrower LLC
(a),(s)
2026 Term Loan B
3 mo. USD Term SOFR +
2.250%
09/05/2031 5.982% 1,427,878 1,425,108
Guggenheim Partners LLC
(a),(s),(t)
2024 Term Loan B
11/26/2031 0.000% 607,858 594,509
HighTower Holdings LLC
(a),(s)
2025 1st Lien Term Loan B
3 mo. USD Term SOFR +
2.750%
02/03/2032 6.408% 66,299 65,967
Hudson River Trading LLC
(a),(s)
2026 Repriced Term Loan B
1 mo. USD Term SOFR +
2.500%
03/18/2030 6.167% 1,436,363 1,433,447

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
Jefferies Finance LLC
(a),(s)
2024 Term Loan
1 mo. USD Term SOFR +
2.750%
10/21/2031 6.420% 915,589 913,877
Jump Financial LLC
(a),(s)
2025 1st Lien Term Loan B
3 mo. USD Term SOFR +
3.500%
02/26/2032 7.232% 1,295,084 1,295,084
June Purchaser LLC
(a),(s)
Term Loan
1 mo. USD Term SOFR +
2.750%
11/28/2031 6.481% 114,268 114,589
June Purchaser LLC
(a),(s),(u)
Delayed Draw Term Loan
11/28/2031 2.750% 19,286 19,340
Kestra Advisor Services Holdings A, Inc.
(a),(s)
2026 Term Loan B
1 mo. USD Term SOFR +
2.750%
03/22/2031 6.481% 465,717 463,002
Mariner Wealth Advisors LLC
(a),(s)
2025 Repriced Term Loan B
3 mo. USD Term SOFR +
2.250%
12/31/2030 5.982% 1,119,255 1,120,083
Orion U.S. Finco, Inc.
(a),(s)
1st Lien Term Loan
3 mo. USD Term SOFR +
3.500%
10/08/2032 7.263% 443,854 445,088
Osaic Holdings, Inc.
(a),(s)
2026 Term Loan B
3 mo. USD Term SOFR +
2.500%
07/30/2032 6.232% 218,031 216,551
VFH Parent LLC
(a),(s)
2025 Term Loan B
1 mo. USD Term SOFR +
2.500%
06/21/2031 6.231% 1,447,023 1,444,317
Total 21,587,358
Electric 0.2%
Alpha Generation LLC
(a),(s)
Term Loan B
1 mo. USD Term SOFR +
1.750%
09/30/2031 5.481% 997,462 992,185
Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
Astoria Energy LLC
(a),(s)
2025 Term Loan B
3 mo. USD Term SOFR +
2.250%
06/23/2032 5.982% 259,853 259,926
Carroll County Energy LLC
(a),(s)
2025 Repriced Term Loan
3 mo. USD Term SOFR +
2.750%
06/30/2031 6.482% 290,132 290,736
Compass Power Generation LLC
(a),(s)
2026 Term Loan B
1 mo. USD Term SOFR +
2.500%
04/13/2029 6.231% 43,210 43,222
Constellation Renewables LLC
(a),(s)
2020 Term Loan
3 mo. USD Term SOFR +
2.000%
12/15/2027 5.666% 376,115 375,566
CPV Fairview LLC
(a),(s)
2025 Term Loan
3 mo. USD Term SOFR +
2.500%
08/14/2031 6.232% 1,054,095 1,054,063
CPV Three Rivers LLC
(a),(s)
Term Loan B
3 mo. USD Term SOFR +
2.750%
04/15/2033 6.482% 75,039 75,071
EFS Cogen Holdings I LLC
(a),(s)
2026 Term Loan B
3 mo. USD Term SOFR +
2.500%
10/03/2031 6.232% 525,279 522,873
Hamilton Projects Acquiror LLC
(a),(s)
2025 Repriced Term Loan B
1 mo. USD Term SOFR +
2.500%
05/30/2031 6.231% 112,680 112,821
Invenergy Thermal Operating I LLC
(a),(s)
2025 Term Loan B
3 mo. USD Term SOFR +
2.750%
05/17/2032 6.370% 78,239 78,410
2025 Term Loan C
3 mo. USD Term SOFR +
2.750%
05/17/2032 6.370% 5,176 5,187
Lackawanna Energy Center LLC
(a),(s)
2025 Term Loan B
1 mo. USD Term SOFR +
2.750%
08/05/2032 6.425% 139,771 139,859

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
MRP Buyer LLC
(a),(s)
Term Loan
3 mo. USD Term SOFR +
3.250%
06/04/2032 6.982% 1,255,369 1,257,979
Solebury Borrower I LLC
(a),(s),(t)
Term Loan B
07/29/2033 0.000% 876,957 872,572
South Field LLC
(a),(s)
2025 1st Lien Term Loan B
3 mo. USD Term SOFR +
3.000%
08/29/2031 6.732% 346,446 347,745
2025 1st Lien Term Loan C
3 mo. USD Term SOFR +
3.000%
08/29/2031 6.732% 22,709 22,794
Total 6,451,009
Electrical Components & Equipment 0.1%
Belden, Inc.
(a),(s),(t)
Term Loan
1 mo. USD Term SOFR +
2.250%
07/01/2033 5.981% 1,896,465 1,903,577
1 1 1 1 1
Electronics 0.1%
Coherent Corp.
(a),(s)
2025 Term Loan B2
1 mo. USD Term SOFR +
1.750%
07/02/2029 5.481% 1,000,000 1,000,000
Pinnacle Buyer LLC
(a),(s)
Term Loan
3 mo. USD Term SOFR +
2.500%
10/01/2032 6.234% 355,560 356,794
Pinnacle Buyer LLC
(a),(s),(u)
Delayed Draw Term Loan
10/01/2032 2.500% 68,548 68,786
Resilience Parent LLC
(a),(s)
1st Lien Term Loan
3 mo. USD Term SOFR +
2.500%
02/28/2033 6.232% 1,421,559 1,418,603
Sanmina Corp.
(a),(s)
2026 Term Loan B
1 mo. USD Term SOFR +
1.750%
10/27/2032 5.397% 129,280 129,387
Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
Skyshield U.S. Bidco Ltd.
(a),(s)
USD Term Loan B
3 mo. USD Term SOFR +
2.500%
06/30/2033 6.370% 1,295,546 1,294,743
Total 4,268,313
Energy - Alternate Sources 0.0%
Bayonne Energy Center LLC
(a),(s)
Term Loan B
3 mo. USD Term SOFR +
3.000%
10/01/2032 6.732% 196,063 196,688
Clean Energy Future-Trumbull LLC
(a),(s)
Term Loan B
3 mo. USD Term SOFR +
3.000%
04/29/2033 6.732% 56,328 56,364
Jackson Generation LLC
(a),(s)
Term Loan B
3 mo. USD Term SOFR +
2.500%
07/08/2033 6.253% 159,650 159,450
West Deptford Energy Holdings LLC
(a),(s)
2025 Term Loan
1 mo. USD Term SOFR +
4.000%
07/24/2032 7.731% 73,483 73,147
Total 485,649
Engineering & Construction 0.3%
Artera Services LLC
(a),(s)
2024 Term Loan
1 mo. USD Term SOFR +
4.500%
02/15/2031 8.231% 268,061 236,181
Brown Group Holding LLC
(a),(s)
2022 Incremental Term Loan
B2
1 mo. USD Term SOFR +
2.50%, 3 mo. USD Term SOFR
+ 2.50%
07/01/2031 6.166% - 6.231% 394,018 394,822
Construction Partners, Inc.
(a),(s),(t)
2026 Term Loan B
1 mo. USD Term SOFR +
2.000%
11/03/2031 5.749% 1,644,846 1,644,846
DG Investment Intermediate Holdings 2, Inc.
(a),(s)
2025 Term Loan
1 mo. USD Term SOFR +
3.250%
07/09/2032 6.981% 1,887,707 1,890,067

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
FrontDoor, Inc.
(a),(s),(t)
2024 Term Loan B
1 mo. USD Term SOFR +
2.250%
12/19/2031 5.981% 1,894,446 1,895,241
Green Infrastructure Partners, Inc.
(a),(s)
USD Term Loan B
3 mo. USD Term SOFR +
2.750%
09/24/2032 6.482% 1,429,073 1,429,073
KKR Apple Bidco LLC
(a),(s)
2025 Term Loan
1 mo. USD Term SOFR +
2.500%
09/23/2031 6.231% 1,641,602 1,645,230
Salas O'brien, Inc.
(a),(s),(u)
Delayed Draw Term Loan
01/31/2033 2.750% 5,197 5,204
Salas O'brien, Inc.
(a),(s)
Term Loan
1 mo. USD Term SOFR +
2.750%
01/31/2033 6.481% 67,567 67,652
Trilon Group LLC
(a),(s)
2026 Term Loan
3 mo. USD Term SOFR +
3.500%
06/13/2033 7.253% 90,305 90,192
Trilon Group LLC
(a),(s),(u)
2026 Delayed Draw Term Loan
3 mo. USD Term SOFR +
3.500%
06/13/2033 7.323% 8,027 8,017
Total 9,306,525
Entertainment 0.4%
Caesars Entertainment, Inc.
(a),(s)
2024 Term Loan B1
1 mo. USD Term SOFR +
2.250%
02/06/2031 5.981% 414,556 394,172
Caesars Entertainment, Inc.
(a),(s),(t)
Term Loan B
1 mo. USD Term SOFR +
2.250%
02/06/2030 5.981% 1,370,753 1,320,035
Cinemark USA, Inc.
(a),(s)
2026 Term Loan B
1 mo. USD Term SOFR +
2.00%, 3 mo. USD Term SOFR
+ 2.00%
05/24/2030 5.643% - 5.731% 391,564 392,116
Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
ECL Entertainment LLC
(a),(s)
2025 Term Loan B
1 mo. USD Term SOFR +
3.000%
08/30/2030 6.731% 142,418 142,596
EOC Borrower LLC
(a),(s)
Term Loan B
1 mo. USD Term SOFR +
2.750%
03/24/2032 6.481% 44,550 44,620
Flutter Financing BV
(a),(s)
2024 Term Loan B
3 mo. USD Term SOFR +
1.750%
11/30/2030 5.482% 292,500 289,575
2025 Term Loan B
3 mo. USD Term SOFR +
2.000%
06/04/2032 5.732% 1,501,663 1,492,278
GVC Holdings Gibraltar Ltd.
(a),(s)
2025 Term Loan B6 (2029)
3 mo. USD Term SOFR +
2.250%
10/31/2029 5.982% 393,279 393,527
2025 Term Loan B5 (2032)
3 mo. USD Term SOFR +
2.250%
07/31/2032 5.982% 997,487 997,327
Light & Wonder International, Inc.
(a),(s)
2026 Term Loan B
1 mo. USD Term SOFR +
2.000%
04/16/2029 5.667% 1,996,250 1,996,250
Motion Finco SARL
(a),(s)
2024 USD Term Loan B
3 mo. USD Term SOFR +
3.500%
11/12/2029 7.232% 99,478 81,572
Ontario Gaming GTA LP
(a),(s)
Term Loan B
3 mo. USD Term SOFR +
4.250%
08/01/2030 7.982% 246,115 235,286
PCI Gaming Authority
(a),(s)
Term Loan
1 mo. USD Term SOFR +
2.000%
07/18/2031 5.731% 1,994,911 1,991,520
Peninsula Pacific Entertainment LLC
(a),(s)
2025 Term Loan B
6 mo. USD Term SOFR +
4.750%
10/01/2032 8.596% 121,210 121,286

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
Pioneer Opco LLC
(a),(s)
Term Loan B
1 mo. USD Term SOFR +
3.250%
05/16/2033 6.999% 221,188 222,374
TKO Worldwide Holdings LLC
(a),(s)
2026 Term Loan B
3 mo. USD Term SOFR +
1.750%
11/21/2031 5.412% 2,255,987 2,251,002
Voyager Parent LLC
(a),(s)
Repriced Term Loan B
3 mo. USD Term SOFR +
4.250%
07/01/2032 7.982% 2,408,248 2,410,149
Total 14,775,685
Environmental Control 0.2%
EnergySolutions LLC
(a),(s)
2023 Term Loan B
1 mo. USD Term SOFR +
3.250%
09/20/2030 6.981% 135,443 135,392
ERM Emerald U.S., Inc.
(a),(s)
USD Term Loan B1
3 mo. USD Term SOFR +
3.250%
01/12/2032 6.982% 125,160 124,951
Filtration Group Corp.
(a),(s)
2025 USD Term Loan
1 mo. USD Term SOFR +
2.500%
10/21/2028 6.231% 838,099 838,400
GFL Environmental, Inc.
(a),(s)
2025 Term Loan B
3 mo. USD Term SOFR +
2.500%
03/03/2032 6.156% 397,000 397,167
Madison IAQ LLC
(a),(s),(t)
2026 Term Loan B
6 mo. USD Term SOFR +
1.750%
05/06/2032 5.470% 2,176,506 2,173,436
Northstar Group Services, Inc.
(a),(s)
2024 Term Loan B
3 mo. USD Term SOFR +
4.750%
05/31/2030 8.573% 849,561 851,158
Reworld Holding Corp.
(a),(s)
Term Loan B
1 mo. USD Term SOFR +
2.250%
11/30/2028 5.974% 1,544,255 1,544,641
Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
2025 Term Loan B1
1 mo. USD Term SOFR +
2.250%
01/15/2031 5.917% 78,227 78,227
2025 1st Lien Term Loan C
1 mo. USD Term SOFR +
2.250%
01/15/2031 5.917% 12,744 12,744
Tidal Waste & Recycling Holdings LLC
(a),(s)
Term Loan B
3 mo. USD Term SOFR +
2.750%
10/24/2031 6.482% 356,990 356,722
Total 6,512,838
Food 0.2%
Aspire Bakeries Holdings LLC
(a),(s)
2025 Repriced Term Loan
1 mo. USD Term SOFR +
3.000%
12/23/2030 6.749% 104,389 104,737
CHG PPC Parent LLC
(a),(s)
2021 Term Loan
1 mo. USD Term SOFR +
3.000%
12/08/2028 6.845% 306,184 307,078
Froneri Lux Finco SARL
(a),(s),(t)
2025 USD Term Loan B6
6 mo. USD Term SOFR +
2.500%
09/30/2032 6.454% 2,299,479 2,285,866
Newly Weds Foods, Inc.
(a),(s)
Term Loan B
1 mo. USD Term SOFR +
2.250%
03/15/2032 5.974% 1,548,197 1,548,197
Savor Acquisition, Inc.
(a),(s),(u)
Delayed Draw Term Loan
1 mo. USD Term SOFR +
1.750%
02/19/2032 5.481% 34,562 34,713
Savor Acquisition, Inc.
(a),(s)
Term Loan B
3 mo. USD Term SOFR +
3.000%
02/19/2032 6.823% 362,691 364,279
Snacking Investments Bidco Pty. Ltd.
(a),(s)
2026 Term Loan B
3 mo. USD Term SOFR +
2.500%
10/29/2032 6.323% 910,912 912,242

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
TreeHouse Foods, Inc.
(a),(s),(t)
2026 Term Loan B
1 mo. USD Term SOFR +
4.250%
02/11/2033 7.981% 193,819 194,237
UTZ Quality Foods LLC
(a),(s)
2025 Term Loan B
1 mo. USD Term SOFR +
2.500%
01/29/2032 6.231% 300,000 300,000
Total 6,051,349
Food Service 0.1%
Aramark Services, Inc.
(a),(s)
2025 Repriced Term Loan
1 mo. USD Term SOFR +
1.750%
04/06/2028 5.481% 258,930 258,930
2025 Term Loan
1 mo. USD Term SOFR +
1.750%
06/22/2030 5.481% 1,500,000 1,500,000
Total 1,758,930
Gas 0.0%
AL GCX Fund VIII Holdings LLC
(a),(s)
Term Loan B
1 mo. USD Term SOFR +
2.000%
01/30/2032 5.667% 23,678 23,607
1 1 1 1 1
Hand & Machine Tools 0.0%
Dynamo Newco II GmbH
(a),(s),(t)
2025 USD Term Loan B
1 mo. USD Term SOFR +
3.250%
09/30/2031 6.981% 558,956 539,392
1 1 1 1 1
Healthcare Products 0.3%
Auris Luxembourg III SARL
(a),(s)
2026 USD Term Loan B
3 mo. USD Term SOFR +
3.250%
02/28/2032 7.022% 685,508 686,077
Hologic, Inc.
(a),(s)
2026 USD Term Loan B
3 mo. USD Term SOFR +
2.250%
04/07/2033 5.995% 2,020,278 1,986,055
McKesson Medical-Surgical Top Holdings, Inc.
(a),(s)
Term Loan B
3 mo. USD Term SOFR +
2.250%
06/09/2032 5.982% 2,133,208 2,133,207
Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
Medline Borrower LP
(a),(s)
2026 Term Loan B
1 mo. USD Term SOFR +
1.500%
05/30/2033 5.231% 1,940,392 1,932,670
Resonetics LLC
(a),(s)
2025 Repriced Term Loan B
3 mo. USD Term SOFR +
2.750%
06/18/2031 6.583% 1,638,964 1,637,538
Total 8,375,547
Healthcare Services 0.2%
Inception Holdco SARL
(a),(s),(t)
2026 USD Term Loan
04/09/2031 0.000% 1,250,000 1,252,863
MDVIP, Inc.
(a),(s)
2026 Term Loan B
1 mo. USD Term SOFR +
2.750%
10/14/2031 6.474% 415,262 415,195
Star Parent, Inc.
(a),(s),(t)
Term Loan B
3 mo. USD Term SOFR +
3.500%
09/27/2030 7.232% 3,057,089 3,066,995
U.S. Fertility Enterprises LLC
(a),(s),(t),(u)
2025 Delayed Draw Term Loan
3 mo. USD Term SOFR +
3.500%
12/30/2032 7.152% 74,410 74,658
U.S. Fertility Enterprises LLC
(a),(s),(t)
2025 Term Loan
3 mo. USD Term SOFR + 3.00%
12/30/2032 6.652% - 6.732% 1,453,395 1,458,235
Upstream Newco, Inc.
(a),(s)
2025 Term Loan
3 mo. USD Term SOFR +
4.250%
05/20/2030 8.241% 131,868 121,896
Total 6,389,842
Home Furnishings 0.1%
AI Aqua Merger Sub, Inc.
(a),(s),(t)
2026 USD Term Loan B
1 mo. USD Term SOFR +
2.500%
07/05/2033 6.152% 1,646,625 1,646,625
1 1 1 1 1
Household Products & Wares 0.1%
Lavender Dutch BorrowerCo BV
(a),(s),(t)
USD Term Loan
3 mo. USD Term SOFR +
3.250%
12/30/2032 6.982% 2,138,962 2,134,685
1 1 1 1 1

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
Housewares 0.1%
Hunter Douglas, Inc.
(a),(s)
2025 USD Term Loan B
3 mo. USD Term SOFR +
3.000%
01/20/2032 6.732% 1,513,407 1,510,577
1 1 1 1 1
Insurance 0.3%
Acrisure LLC
(a),(s)
2024 1st Lien Term Loan B6
1 mo. USD Term SOFR +
3.000%
11/06/2030 6.731% 61,193 55,900
Alera Group, Inc.
(a),(s)
2026 Term Loan B
1 mo. USD Term SOFR +
2.750%
05/30/2032 6.481% 396,487 385,211
Alliant Holdings Intermediate LLC
(a),(s)
2025 Term Loan B
1 mo. USD Term SOFR +
2.500%
09/19/2031 6.231% 573,329 570,789
AmWINS Group, Inc.
(a),(s)
2026 Term Loan B
3 mo. USD Term SOFR +
2.000%
01/30/2032 5.732% 1,793,936 1,777,468
Broadstreet Partners, Inc.
(a),(s)
2024 Term Loan B4
1 mo. USD Term SOFR +
2.500%
06/13/2031 6.231% 489,838 481,456
HUB International Ltd.
(a),(s)
2025 Term Loan B
3 mo. USD Term SOFR +
2.250%
06/20/2030 5.982% 1,645,076 1,645,668
OneDigital Borrower LLC
(a),(s)
2025 Repriced Term Loan
1 mo. USD Term SOFR +
3.000%
07/02/2031 6.731% 1,175,791 1,151,547
Sedgwick Claims Management Services, Inc.
(a),(s)
2023 Term Loan B
1 mo. USD Term SOFR +
2.500%
07/31/2031 6.231% 1,689,385 1,677,069
Truist Insurance Holdings LLC
(a),(s)
2024 Term Loan B
3 mo. USD Term SOFR +
2.750%
05/06/2031 6.482% 243,212 238,956
Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
USI, Inc.
(a),(s)
2024 Term Loan D
3 mo. USD Term SOFR +
2.250%
11/21/2029 5.982% 1,393,432 1,391,690
Total 9,375,754
Internet 0.1%
Arches Buyer, Inc.
(a),(s)
2021 Term Loan B
1 mo. USD Term SOFR +
3.250%
08/04/2031 7.081% 1,289,629 1,286,612
Barracuda Networks, Inc.
(a),(s)
2022 Term Loan
3 mo. USD Term SOFR +
4.500%
08/15/2029 8.323% 104,967 69,722
Proofpoint, Inc.
(a),(s),(t)
2025 Repriced Term Loan
3 mo. USD Term SOFR +
3.000%
08/31/2028 6.732% 2,051,728 2,014,551
Total 3,370,885
Investment Companies 0.0%
AAL Delaware Holdco, Inc.
(a),(s)
2026 Term Loan B
1 mo. USD Term SOFR +
2.500%
07/30/2031 6.231% 224,761 225,417
FinCo I LLC
(a),(s)
2025 Repriced Term Loan B
1 mo. USD Term SOFR +
1.750%
06/27/2029 5.481% 997,487 995,932
Nvent Electric PLC
(a),(s)
Term Loan B
1 mo. USD Term SOFR +
2.750%
01/30/2032 6.397% 67,119 67,303
Total 1,288,652
Leisure Time 0.3%
19th Holdings Golf LLC
(a),(s)
2022 Term Loan B
1 mo. USD Term SOFR +
3.250%
02/07/2029 7.014% 292,386 293,301
Alterra Mountain Co.
(a),(s)
2025 Term Loan B9
1 mo. USD Term SOFR +
2.500%
08/17/2028 6.231% 276,788 276,702

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
2025 Term Loan B8
1 mo. USD Term SOFR +
2.500%
05/31/2030 6.231% 67,123 67,068
Arcis Golf LLC
(a),(s)
2025 Term Loan B
1 mo. USD Term SOFR +
2.750%
11/24/2028 6.481% 397,183 397,480
Arcis Golf LLC
(a),(s),(t)
2026 Term Loan B
08/05/2033 0.000% 178,985 178,985
Bombardier Recreational Products, Inc.
(a),(s)
2024 Term Loan B4
1 mo. USD Term SOFR +
2.250%
01/22/2031 5.981% 1,786,144 1,787,270
Bulldog Purchaser, Inc.
(a),(s)
2026 Term Loan
1 mo. USD Term SOFR +
3.250%
02/04/2033 6.981% 388,321 388,737
Gaia Purchaser, Inc.
(a),(s),(t)
Term Loan B
06/25/2033 0.000% 1,014,506 1,011,969
GBT U.S. III LLC
(a),(s)
2026 Term Loan B
3 mo. USD Term SOFR +
2.000%
07/25/2031 5.810% 1,496,203 1,494,229
LC AHAB U.S. Bidco LLC
(a),(s)
Term Loan B
3 mo. USD Term SOFR +
2.500%
05/01/2031 6.323% 402,765 401,927
Recess Holdings, Inc.
(a),(s)
2025 Repriced Term Loan
3 mo. USD Term SOFR +
3.750%
02/20/2030 7.560% 92,136 91,963
SGH2 LLC
(a),(s),(t)
2025 USD Term Loan B
3 mo. USD Term SOFR +
4.500%
08/18/2032 8.232% 1,126,292 1,126,292
SRAM LLC
(a),(s)
2025 Term Loan B
1 mo. USD Term SOFR +
2.000%
02/27/2032 5.731% 399,874 399,542
Total 7,915,465
Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
Lodging 0.3%
Fertitta Entertainment LLC
(a),(s)
2022 Term Loan B
1 mo. USD Term SOFR +
3.250%
01/27/2029 6.981% 1,289,762 1,289,711
Hilton Grand Vacations Borrower LLC
(a),(s),(t)
2026 Term Loan B
1 mo. USD Term SOFR +
2.000%
07/18/2033 5.731% 3,412,487 3,377,646
Jack Ohio Finance LLC
(a),(s)
2025 Term Loan B
1 mo. USD Term SOFR +
4.000%
02/02/2032 7.731% 307,366 302,909
Spectacle Gary Holdings LLC
(a),(s)
2021 Term Loan B
3 mo. USD Term SOFR +
4.250%
12/11/2028 8.132% 253,125 245,974
Travel & Leisure Co.
(a),(s),(t)
2025 Repriced Term Loan
1 mo. USD Term SOFR +
2.000%
12/14/2029 5.731% 1,221,658 1,221,658
Turquoise Topco Ltd.
(a),(s)
Term Loan B
3 mo. USD Term SOFR +
3.250%
12/30/2032 6.982% 1,644,838 1,634,558
Total 8,072,456
Machinery - Construction, & Mining 0.1%
WEC U.S. Holdings Ltd.
(a),(s)
2024 Term Loan
1 mo. USD Term SOFR +
2.000%
01/27/2031 5.647% 2,026,325 2,023,407
1 1 1 1 1
Machinery - Diversified 0.2%
Columbus McKinnon Corp.
(a),(s)
2026 Term Loan B
3 mo. USD Term SOFR +
3.500%
02/03/2033 7.232% 1,774,324 1,777,287
Engineered Machinery Holdings, Inc.
(a),(s)
2026 USD Term Loan B
3 mo. USD Term SOFR +
2.750%
11/26/2032 6.491% 574,898 576,254

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
LSF12 Helix Parent LLC
(a),(s)
USD Term Loan B
1 mo. USD Term SOFR +
3.500%
02/10/2033 7.231% 1,521,755 1,503,692
TK Elevator Midco GmbH
(a),(s)
2025 USD Term Loan B
6 mo. USD Term SOFR +
2.750%
04/30/2030 6.704% 1,788,834 1,795,023
Total 5,652,256
Media 0.1%
Cengage Learning, Inc.
(a),(s)
2026 Term Loan B
1 mo. USD Term SOFR +
3.00%, 3 mo. USD Term SOFR
+ 3.00%
03/24/2031 6.638% - 6.740% 196,517 194,873
Discovery Global Holdings, Inc.
(a),(s)
2026 USD Term Loan B
1 mo. USD Term SOFR +
2.500%
06/03/2033 6.231% 1,971,154 1,972,396
NEP Group, Inc.
(a),(s)
2025 Term Loan B
1 mo. USD Term SOFR +
4.500%
10/17/2031 8.231% 202,968 189,612
Sunrise Financing Partnership
(a),(s)
Term Loan AAA
6 mo. USD Term SOFR +
2.470%
02/15/2032 6.341% 902,000 885,213
Univision Communications, Inc.
(a),(s)
2022 Term Loan B
1 mo. USD Term SOFR +
3.250%
01/31/2029 7.095% 393,226 388,016
Total 3,630,110
Metal Fabricate & Hardware 0.0%
Tiger Acquisition LLC
(a),(s)
2025 Term Loan B
1 mo. USD Term SOFR +
2.500%
08/23/2032 6.240% 283,572 284,360
WireCo WorldGroup, Inc.
(a),(s)
2023 Term Loan B
3 mo. USD Term SOFR +
3.750%
11/13/2028 7.483% 247,462 246,519
Total 530,879
Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
Mining 0.0%
Covia Holdings Corp.
(a),(o),(s)
2025 Repriced Term Loan B
3 mo. USD Term SOFR +
2.750%
02/26/2032 6.500% 347,368 346,934
1 1 1 1 1
Oil & Gas 0.0%
Hilcorp Energy I LP
(a),(s)
Term Loan B
1 mo. USD Term SOFR +
1.750%
02/11/2030 5.417% 59,250 59,176
1 1 1 1 1
Packaging & Containers 0.3%
Charter NEX U.S., Inc.
(a),(s)
2025 Repriced Term Loan B
1 mo. USD Term SOFR +
2.500%
11/29/2030 6.167% 340,979 341,279
Clydesdale Acquisition Holdings, Inc.
(a),(s)
2025 Term Loan B
1 mo. USD Term SOFR +
3.250%
04/01/2032 6.981% 98,720 94,199
Clydesdale Acquisition Holdings, Inc.
(a),(s),(t)
Term Loan B
1 mo. USD Term SOFR +
3.180%
04/13/2029 6.906% 1,298,053 1,266,250
Graham Packaging Co., Inc.
(a),(s),(t)
2026 Term Loan B
1 mo. USD Term SOFR +
2.250%
01/26/2033 5.981% 1,996,250 1,995,871
Owens-Illinois, Inc.
(a),(s)
2025 Term Loan B
1 mo. USD Term SOFR +
3.000%
09/30/2032 6.731% 400,527 394,920
Proampac PG Borrower LLC
(a),(s)
2026 USD Term Loan B
3 mo. USD Term SOFR + 4.00%
03/07/2033 7.666% - 7.823% 1,564,696 1,528,833
Sword Purchaser LLC
(a),(s),(t)
USD Term Loan B
1 mo. USD Term SOFR +
4.000%
04/11/2033 7.731% 1,446,711 1,391,172

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
Tosca Services LLC
(a),(s)
2024 Second Out Superpriority
PIK Term Loan B
3 mo. USD Term SOFR +
4.250%
11/30/2028 8.082% 776,662 750,776
Total 7,763,300
Pharmaceuticals 0.2%
Alkermes, Inc.
(a),(s),(t)
2026 1st Lien Term Loan B
08/12/2031 0.000% 62,645 62,645
2026 Term Loan B
3 mo. USD Term SOFR +
2.750%
08/12/2031 6.482% 864,787 866,586
Amneal Pharmaceuticals LLC
(a),(s)
2026 Term Loan
1 mo. USD Term SOFR +
3.000%
08/02/2032 6.731% 1,382,957 1,386,415
Dechra Pharmaceuticals Holdings Ltd.
(a),(s)
2026 USD Term Loan B3
6 mo. USD Term SOFR +
2.750%
01/27/2032 6.697% 347,003 347,544
Elanco Animal Health, Inc.
(a),(s)
2025 Term Loan B
1 mo. USD Term SOFR +
1.750%
10/31/2032 5.397% 997,494 996,995
Paradigm Parent LLC
(a),(s),(t)
1st Lien Term Loan
3 mo. USD Term SOFR +
4.500%
04/16/2032 8.232% 1,498,125 1,307,863
Southern Veterinary Partners LLC
(a),(s)
2025 Term Loan B
3 mo. USD Term SOFR +
2.500%
12/04/2031 6.156% 2,092,978 2,093,312
Total 7,061,360
Pipelines 0.2%
AL GCX Holdings LLC
(a),(s),(t)
2025 Term Loan B
1 mo. USD Term SOFR +
2.250%
12/17/2032 5.917% 3,092,384 3,092,940
CQP Holdco LP
(a),(s)
2026 Term Loan B
3 mo. USD Term SOFR +
1.750%
12/31/2032 5.482% 2,046,263 2,034,579
Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
GIP Pilot Acquisition Partners LP
(a),(s)
2026 Term Loan B
3 mo. USD Term SOFR +
2.000%
05/19/2033 5.641% 292,247 291,759
ITT Holdings LLC
(a),(s)
2026 Term Loan B
1 mo. USD Term SOFR +
1.980%
10/11/2030 5.706% 396,000 395,834
Pelican Pipeline LLC
(a),(s)
Term Loan B
3 mo. USD Term SOFR +
2.750%
03/25/2033 6.482% 116,966 117,551
Rockpoint Gas Storage Partners LP
(a),(s)
2026 Term Loan B
3 mo. USD Term SOFR +
2.250%
09/18/2031 5.982% 147,750 147,843
WhiteWater DBR HoldCo LLC
(a),(s)
1st Lien Term Loan B
3 mo. USD Term SOFR +
2.250%
03/03/2031 6.000% 240,556 240,708
Total 6,321,214
Real Estate 0.1%
CoreLogic, Inc.
(a),(s)
2026 Term Loan B
1 mo. USD Term SOFR +
4.250%
07/25/2031 7.974% 385,350 369,374
Cushman & Wakefield U.S. Borrower LLC
(a),(s)
2026 Term Loan B
1 mo. USD Term SOFR +
2.250%
06/13/2033 5.981% 1,900,000 1,899,202
Total 2,268,576
REITS 0.0%
OEG Borrower LLC
(a),(s)
2024 Term Loan B
3 mo. USD Term SOFR +
3.500%
06/30/2031 7.168% 54,583 54,811
1 1 1 1 1
Retail 0.4%
1011778 BC Unlimited Liability Co.
(a),(s)
2024 Term Loan B6
1 mo. USD Term SOFR +
1.750%
09/20/2030 5.481% 1,500,000 1,498,440

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
Dave & Buster's, Inc.
(a),(s)
2024 1st Lien Term Loan B
3 mo. USD Term SOFR +
3.250%
11/01/2031 6.938% 184,034 147,726
Flynn Restaurant Group LP
(a),(s)
2025 Incremental Term Loan
1 mo. USD Term SOFR +
3.750%
01/28/2032 7.481% 399,404 394,599
Great Outdoors Group LLC
(a),(s)
2025 Term Loan B
1 mo. USD Term SOFR +
3.250%
01/23/2032 6.981% 1,837,426 1,843,985
Harbor Freight Tools USA, Inc.
(a),(s),(t)
2024 Term Loan B
1 mo. USD Term SOFR +
2.250%
06/11/2031 5.981% 2,089,661 2,087,300
IRB Holding Corp.
(a),(s)
2025 Term Loan B
1 mo. USD Term SOFR +
2.500%
12/16/2030 6.231% 1,196,983 1,198,851
Johnstone Supply LLC
(a),(s)
2026 Term Loan B
1 mo. USD Term SOFR +
2.250%
06/09/2031 5.897% 419,726 419,104
LBM Acquisition LLC
(a),(s)
2024 Incremental Term Loan B
1 mo. USD Term SOFR +
3.750%
06/06/2031 7.574% 293,245 233,620
Les Schwab Tire Centers
(a),(s),(t)
2025 Term Loan B
3 mo. USD Term SOFR +
2.500%
04/23/2031 6.166% 1,622,173 1,615,409
Park River Holdings, Inc.
(a),(s)
2025 Term Loan
3 mo. USD Term SOFR +
4.500%
03/15/2031 8.225% 92,487 92,442
PetSmart, Inc.
(a),(s)
2025 USD Term Loan B
1 mo. USD Term SOFR +
4.000%
08/18/2032 7.724% 443,518 444,183
QXO, Inc.
(a),(s)
2026 Term Loan B
1 mo. USD Term SOFR +
2.000%
07/01/2033 5.731% 298,402 297,824
Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
Restoration Hardware, Inc.
(a),(s),(t)
Term Loan B
1 mo. USD Term SOFR +
2.500%
10/20/2028 6.345% 1,296,883 1,264,461
Specialty Building Products Holdings LLC
(a),(s)
2021 Term Loan B
1 mo. USD Term SOFR +
3.750%
10/16/2028 7.581% 116,619 108,455
Whatabrands LLC
(a),(s)
2024 1st Lien Term Loan B
1 mo. USD Term SOFR +
2.500%
08/03/2028 6.231% 1,232,599 1,232,512
Whatabrands LLC
(a),(s),(t)
2026 Term Loan B
07/30/2033 0.000% 665,692 666,524
White Cap Buyer LLC
(a),(s),(t)
2026 Incremental Term Loan B
02/10/2033 0.000% 2,500,000 2,492,450
White Cap Buyer LLC
(a),(s)
2024 Term Loan B
1 mo. USD Term SOFR +
3.250%
10/19/2029 6.981% 293,250 292,702
Total 16,330,587
Software 0.9%
Access CIG LLC
(a),(s)
2025 Term Loan
3 mo. USD Term SOFR +
4.000%
08/19/2030 7.823% 365,361 319,486
Adeia, Inc.
(a),(o),(s)
2025 Repriced Term Loan
1 mo. USD Term SOFR +
2.500%
06/08/2028 6.231% 195,868 195,623
Applied Systems, Inc.
(a),(s)
2024 1st Lien Term Loan
3 mo. USD Term SOFR +
2.250%
02/24/2031 5.982% 1,343,365 1,319,641
Ascend Learning LLC
(a),(s)
2025 Repriced Term Loan B
1 mo. USD Term SOFR +
3.000%
12/11/2028 6.731% 1,476,479 1,458,717
Athenahealth Group, Inc.
(a),(s),(t)
2026 Term Loan B
1 mo. USD Term SOFR +
3.250%
02/16/2032 6.981% 1,793,985 1,779,418

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
BCPE Pequod Buyer, Inc.
(a),(s)
USD Term Loan B
1 mo. USD Term SOFR +
2.750%
11/25/2031 6.481% 357,948 350,638
Boxer Parent Co., Inc.
(a),(s)
2025 USD Term Loan B
3 mo. USD Term SOFR +
2.750%
07/30/2031 6.416% 337,953 307,466
Calabrio, Inc.
(a),(s)
2025 First Out Term Loan
3 mo. USD Term SOFR +
4.000%
11/26/2032 7.666% 166,653 128,289
Central Parent, Inc.
(a),(s)
2024 Term Loan B
3 mo. USD Term SOFR +
3.250%
07/06/2029 6.982% 171,074 87,761
Cloud Software Group, Inc.
(a),(s)
2025 Term Loan B (2031)
3 mo. USD Term SOFR +
3.250%
03/21/2031 6.982% 124,373 112,541
2025 Term Loan B (2032)
3 mo. USD Term SOFR +
3.250%
08/13/2032 6.982% 239,138 213,696
Cloudera, Inc.
(a),(s)
2021 Term Loan
1 mo. USD Term SOFR +
3.750%
10/08/2028 7.581% 240,808 212,364
Cornerstone OnDemand, Inc.
(a),(s)
2021 Term Loan
1 mo. USD Term SOFR +
3.750%
10/16/2028 7.595% 395,857 248,681
Cotiviti Corp.
(a),(s)
2024 Term Loan
1 mo. USD Term SOFR +
2.750%
05/01/2031 6.397% 1,942,140 1,819,785
Darktrace PLC
(a),(s)
1st Lien Term Loan
3 mo. USD Term SOFR +
3.250%
10/09/2031 6.988% 383,647 350,557
Dayforce, Inc.
(a),(s)
2026 Term Loan
3 mo. USD Term SOFR +
3.000%
02/04/2033 6.823% 809,918 752,932
Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
Drake Software LLC
(a),(s)
2024 Term Loan B
3 mo. USD Term SOFR +
4.250%
06/26/2031 7.982% 334,179 317,611
Electronic Arts, Inc.
(a),(s),(t)
USD Term Loan B
03/24/2033 0.000% 2,425,686 2,438,130
Ellucian Holdings, Inc.
(a),(s)
2024 1st Lien Term Loan B
1 mo. USD Term SOFR +
2.500%
10/09/2029 6.231% 238,513 229,688
Epicor Software Corp.
(a),(s),(t)
2024 Term Loan F
05/30/2031 0.000% 1,000,000 953,330
Flash Charm, Inc.
(a),(s)
2021 2nd Lien Term Loan
3 mo. USD Term SOFR +
6.750%
03/02/2029 10.563% 251,937 152,319
Genesys Cloud Services Holdings II LLC
(a),(s)
2025 USD Term Loan B
1 mo. USD Term SOFR +
2.500%
01/30/2032 6.231% 2,128,049 2,048,035
IGT Holding IV AB
(a),(s)
2025 Term Loan B5
3 mo. USD Term SOFR +
3.000%
09/01/2031 6.732% 442,490 438,065
Instructure Holdings, Inc.
(a),(s)
2025 Repriced Term Loan
3 mo. USD Term SOFR +
2.750%
11/13/2031 6.446% 313,999 293,310
Mermaid Bidco, Inc.
(a),(s)
2024 USD Term Loan B
3 mo. USD Term SOFR +
3.250%
07/03/2031 6.908% 297,722 293,256
Mitchell International, Inc.
(a),(s),(t)
2026 Add-on Term Loan
1 mo. USD Term SOFR +
3.000%
06/17/2031 6.731% 1,646,171 1,596,785
PointClickCare Technologies, Inc.
(a),(s)
2025 Term Loan B
3 mo. USD Term SOFR +
2.750%
11/03/2031 6.573% 1,849,597 1,838,037

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
Project Boost Purchaser LLC
(a),(s)
2025 Refinancing Term Loan
3 mo. USD Term SOFR +
2.750%
07/16/2031 6.482% 308,900 301,981
Rackspace Finance LLC
(a),(s)
2024 First Lien Second Out
Term Loan
1 mo. USD Term SOFR +
2.750%
05/15/2028 6.532% 1,000,000 903,570
Sovos Compliance LLC
(a),(s)
2025 Repriced Term Loan B
1 mo. USD Term SOFR +
3.250%
08/13/2029 6.981% 293,240 280,534
SS&C Technologies, Inc.
(a),(s),(t)
2024 Term Loan B8
05/09/2031 0.000% 1,480,580 1,478,684
Storable Intermediate Holdings LLC
(a),(s)
2025 Term Loan B
1 mo. USD Term SOFR +
3.250%
04/16/2031 6.981% 254,556 202,117
UKG, Inc.
(a),(s)
2024 Term Loan B
3 mo. USD Term SOFR +
2.250%
02/10/2031 6.073% 2,055,149 1,971,155
VS Buyer LLC
(a),(s)
2025 Term Loan B
3 mo. USD Term SOFR +
2.250%
04/12/2031 6.073% 357,391 342,738
Total 25,736,940
Telecommunications 0.1%
Crown Subsea Communications Holding, Inc.
(a),(s)
2026 Term Loan B
1 mo. USD Term SOFR +
3.000%
01/30/2031 6.731% 1,047,000 1,050,183
Iridium Satellite LLC
(a),(s)
2024 Term Loan B
1 mo. USD Term SOFR +
2.250%
09/20/2030 5.981% 1,000,000 999,860
NTI Buyer LLC
(a),(s)
Term Loan
3 mo. USD Term SOFR +
4.250%
07/01/2033 7.897% 220,948 216,529
Borrower
... Coupon
Rate
. Principal
Amount ($)
...
Value ($)
Senior Loans (continued)
Telesat LLC
(a),(s)
Term Loan B5
3 mo. USD Term SOFR +
2.750%
12/07/2026 6.677% 200,000 176,000
Total 2,442,572
Transportation 0.1%
First Student Bidco, Inc.
(a),(s)
2026 Term Loan B
3 mo. USD Term SOFR +
2.250%
08/15/2030 5.982% 1,402,152 1,402,657
Student Transportation of America Holdings, Inc.
(a),(s),(t)
2025 Term Loan
3 mo. USD Term SOFR +
2.750%
06/24/2032 6.500% 994,454 997,249
Van Pool Transportation LLC
(a),(s)
2026 Term Loan
3 mo. USD Term SOFR +
2.750%
08/06/2030 6.482% 984,203 985,128
Van Pool Transportation LLC
(a),(s),(t)
2026 Delayed Draw Term Loan
3 mo. USD Term SOFR + 2.75%
08/06/2030 6.494% - 6.593% 65,945 66,007
Total 3,451,041
Total Senior Loans
(Cost $ 296,956,271) 294,202,636
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
U.S. Treasury Obligations 0.1%
U.S. Treasury Notes
07/31/2028
1.000% 3,500,000 3,282,754
1 1 1 1 1
Total U.S. Treasury Obligations
(Cost $ 3,274,812) 3,282,754
..
Value ($)
Call Option Contracts Purchased 0.0%
(Cost $ 4,943,068) 238,995
. Shares
.....
Value ($)
Money Market Funds 4.3%
Columbia Short-Term Cash Fund, 3.813%
(m),(v)
128,988,093 128,910,700
1 1 1
Total Money Market Funds
(Cost $ 128,906,470) 128,910,700

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
289,344,556
720,033,739
(880,459,069)
(8,526)
128,910,700
—
14,124
2,258,523
128,988,093
1
Itasca Park LLC
14,158,094
—
—
545,916
14,704,010
—
—
—
—
1
Itasca Park LLC - Unfunded
8,759,000
—
—
—
8,759,000
—
—
—
—
1
Total
312,261,650
720,033,739
(880,459,069)
537,390
152,373,710
—
14,124
2,258,523
128,988,093
Security
Acquisition
Date
Shares
Cost ($)
Value ($)
Itasca Park LLC
09/02/2025-03/23/2026
—
14,291,000
14,704,010
Itasca Park LLC - Unfunded
07/28/2025
—
8,759,000
8,759,000
23,050,000
23,463,010
Notes to Portfolio of Investments
.....
Value ($)
Total Investments in Securities
(Cost $ 3,435,934,143 ) 3,314,513,397
Other Assets & Liabilities, Net (296,116,152)
Net Assets 3,018,397,245
(a) Variable rate security. The interest rate shown was the current rate as of July 31, 2026.
(b) Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(c) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2026, the total value of these securities amounted to $1,244,536,272, which represents 41.23% of total net assets.
(d) This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(e) Represents a security purchased on a when-issued basis.
(f) Non-income producing investment.
(g) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(h) Fixed-to-floating rate security. The interest rate shown reflects the rate in effect at period end. The security pays a fixed rate of interest until its reset date and thereafter will bear interest at a floating rate based on a reference rate plus a spread.
(i) Represents a security in default.
(j) Perpetual security with no specified maturity date.  The date shown reflects the next call date.
(k) Principal and interest may not be guaranteed by a governmental entity.
(l) The Fund’s committed equity ownership interest in the joint venture is 23% of the LLC, which is not held in the form of shares. Investments into the LLC will be called from the Fund over a commitment period ending July 31, 2026.  Any unfunded commitments are indicated as such.
(m) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
July 31, 2026 are as follows:
(n) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and
Rule 144A. The Fund will not incur any registration costs upon such a trade. At July 31, 2026, the total market value of these securities amounted to $23,463,010, which represents 0.78% of total net assets. Additional information on these securities is as follows:
(o) Valuation based on significant unobservable inputs.
(p) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2026.

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Borrower
Unfunded Commitment ($)
Chicago U.S. Midco III LP
Delayed Draw Term Loan
11/01/2032 2.500%
120,213
June Purchaser LLC
Delayed Draw Term Loan
11/28/2031 2.750%
19,286
Pinnacle Buyer LLC
Delayed Draw Term Loan
10/01/2032 2.500%
68,549
Pye-Barker Fire & Safety LLC
2025 Delayed Draw Term Loan
12/16/2032 6.232%
164,401
Raven Acquisition Holdings LLC
Delayed Draw Term Loan
11/19/2031 3.000%
139,598
Salas O'brien, Inc.
Delayed Draw Term Loan
01/31/2033 2.750%
5,198
Savor Acquisition, Inc.
Delayed Draw Term Loan
02/19/2032 5.481%
34,562
Trilon Group LLC
2026 Delayed Draw Term Loan
06/13/2033 7.323%
5,106
U.S. Fertility Enterprises LLC
2025 Delayed Draw Term Loan
12/30/2032 7.152%
25,874
At July 31, 2026, securities and/or cash totaling $24,506,015 were pledged as collateral.
Investments in Derivatives
(q) Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of July 31, 2026 and is not reflective of the cash flow payments. The security is represented in shares.
(r) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2026, the total value of these securities amounted to $15,841,513, which represents 0.52% of total net assets.
(s) The stated interest rate represents the interest rate(s) at July 31, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(t) Represents a security purchased on a forward commitment basis.
(u) At July 31, 2026, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.
(v) The rate shown is the seven-day current annualized yield at July 31, 2026.
Long futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT 10 Year U.S. Treasury Notes Futures 1,487 09/2026 USD 160,596,000 — (2,333,699)
CBOT U.S. Long Bond Futures 1,529 09/2026 USD 165,609,812 — (3,103,487)
Long Gilt Futures 500 09/2026 GBP 58,283,478 — (87,576)
Ultra 10 Year U.S. Treasury Notes Futures 78 09/2026 USD 8,556,844 — (159,656)

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Long futures contracts (continued)
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
Ultra U.S. Treasury Bond Futures 647 09/2026 USD 70,967,813 — (2,631,090)
Total — (8,315,508)
Short futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT 2 Year U.S. Treasury Notes Futures (1,175) 09/2026 USD (241,591,017) 625,463 —
CBOT 5 Year U.S. Treasury Notes Futures (2,052) 09/2026 USD (217,463,907) 1,112,721 —
Three-Month SOFR Futures (922) 03/2027 USD (221,095,600) — (32,646)
Total 1,738,184 (32,646)
OTC Option Contracts Purchased
Call option contracts purchased
Description Counterparty
Trading
currency
Notional
amount
Number of
contracts
Exercise
price/Rate
Expiration
date Cost ($) Value ($)
10 Year Interest Rate Swap, receive exercise rate
and pays 1 day USD SOFR
Goldman Sachs
International USD 72,075,000 72,075,000 3.50 11/16/2026 1,218,068 58,431
10 Year Interest Rate Swap, receive exercise rate
and pays 1 day USD SOFR Citibank NA USD 60,000,000 60,000,000 3.50 12/01/2026 1,041,000 61,968
30 Year Interest Rate Swap, receive exercise rate
and pays 1 day USD SOFR
Morgan Stanley
Capital Services
LLC USD 30,000,000 30,000,000 3.50 10/29/2026 811,500 13,836
5 Year Interest Rate Swap, receive exercise rate
and pays 1 day USD SOFR Citibank NA USD 50,000,000 50,000,000 3.40 09/08/2026 492,500 6,630
5 Year Interest Rate Swap, receive exercise rate
and pays 1 day USD SOFR Citibank NA USD 150,000,000 150,000,000 3.50 10/08/2026 1,380,000 98,130
Total 4,943,068 238,995
OTC Credit default swap contracts - buy protection
Reference entity Counterparty
Maturity
date
Pay
fixed
rate
(%)
Payment
frequency
Notional
currency
Notional
amount
Value
($)
Upfront
payments
($)
Upfront
receipts
($)
Unrealized
appreciation
($)
Unrealized
depreciation
($)
CMBX.NA.BBB-.11 Citibank NA 11/18/2054 3.000 Monthly USD 5,000,000 521,520 628,765 — — (107,245)
CMBX.NA.BBB-.11 Citibank NA 11/18/2054 3.000 Monthly USD 7,000,000 730,128 1,588,103 — — (857,975)
CMBX.NA.BBB-.12 Citibank NA 08/17/2061 3.000 Monthly USD 5,800,000 1,291,987 1,450,040 — — (158,053)
CMBX.NA.BBB-.11
Goldman
Sachs
International 11/18/2054 3.000 Monthly USD 1,700,000 177,317 230,790 — — (53,473)
CMBX.NA.BBB-.10
JPMorgan
Chase Bank
NA 11/17/2059 3.000 Monthly USD 7,832,386 2,341,625 346,563 — 1,995,062 —
CMBX.NA.BBB-.11
JPMorgan
Chase Bank
NA 11/18/2054 3.000 Monthly USD 1,700,000 177,317 50,165 — 127,152 —
CMBX.NA.BBB-.10
Morgan
Stanley Capital
Services LLC 11/17/2059 3.000 Monthly USD 979,048 292,703 62,381 — 230,322 —

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

OTC Credit default swap contracts - buy protection (continued)
Reference entity Counterparty
Maturity
date
Pay
fixed
rate
(%)
Payment
frequency
Notional
currency
Notional
amount
Value
($)
Upfront
payments
($)
Upfront
receipts
($)
Unrealized
appreciation
($)
Unrealized
depreciation
($)
CMBX.NA.BBB-.16
Morgan
Stanley Capital
Services LLC 04/17/2065 3.000 Monthly USD 5,780,000 1,099,357 1,244,970 — — (145,613)
Total 6,631,954 5,601,777 — 2,352,536 (1,322,359)
Cleared credit default swap contracts - buy protection
Reference entity
Maturity
date
Pay
fixed
rate
(%)
Payment
frequency
Notional
currency
Notional
amount
Value
($)
Upfront
payments
($)
Upfront
receipts
($)
Unrealized
appreciation
($)
Unrealized
depreciation
($)
CDX.EM.S45 06/20/2031 1.000 Quarterly USD 62,000,000 1,136,184 1,616,774 — — (480,590)
CDX.NA.HY.S46 06/20/2031 5.000 Quarterly USD 28,197,180 (2,270,649) — (2,226,795) — (43,854)
Total (1,134,465) 1,616,774 (2,226,795) — (524,444)
OTC Credit default swap contracts - sell protection
Reference entity Counterparty
Maturity
date
Receive
fixed
rate
(%)
Payment
frequency
Implied
credit
spread
(%)
*
Notional
currency
Notional
amount
Value
($)
Upfront
payments
($)
Upfront
receipts
($)
Unrealized
appreciation
($)
Unrealized
depreciation
($)
CMBX.NA.BBB-.10 Citibank NA 11/17/2059 3.000 Monthly
128.110
USD 6,853,337 (2,048,921) — (736,146) — (1,312,775)
CMBX.NA.BBB-.17
Goldman
Sachs
International 12/15/2056 3.000 Monthly
6.676
USD 14,000,000 (2,103,470) — (2,029,030) — (74,440)
CMBX.NA.BBB-.10
JPMorgan
Chase Bank
NA 11/17/2059 3.000 Monthly
128.110
USD 4,895,241 (1,463,515) — (951,651) — (511,864)
CMBX.NA.BBB-.10
JPMorgan
Chase Bank
NA 11/17/2059 3.000 Monthly
128.110
USD 4,895,241 (1,463,515) — (736,461) — (727,054)
CMBX.NA.BBB-.18
Morgan
Stanley
Capital
Services LLC 12/17/2057 3.000 Monthly
6.242
USD 17,000,000 (1,346,906) — (1,396,896) 49,990 —
CMBX.NA.BBB-.18
Morgan
Stanley
Capital
Services LLC 12/17/2057 3.000 Monthly
6.242
USD 5,000,000 (396,149) — (441,845) 45,696 —
CMBX.NA.BBB-.8
Morgan
Stanley
Capital
Services LLC 10/17/2057 3.000 Monthly
36.974
USD 4,611,507 (1,159,904) — (847,899) — (312,005)
Total (9,982,380) — (7,139,928) 95,686 (2,938,138)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Abbreviation Legend
CMT Constant Maturity Treasury
PIK Payment In Kind
PJSC Private Joint Stock Company
REMIC(S) Real Estate Mortgage Investment Conduit(s)

Portfolio of Investments
(continued)
Columbia Total Return Bond Fund, July 31, 2026 (Unaudited)
Columbia Total Return Bond Fund | 2026

Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
RFUCCT FRSE USD IBOR Consumer Cash Fallbacks Term
SOFR Secured Overnight Financing Rate
STRIPS Separate Trading of Registered Interest and Principal Securities
TBA To Be Announced
Currency Legend
GBP British Pound
USD US Dollar

1QT166_(09/26)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.